UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                     ---------

                               The Westwood Funds
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       THE WESTWOOD FUNDS
                                                       ==================
                                                          (UNAUDITED)
                         EQUITY FUND                                    SMALLCAP EQUITY FUND
                         BALANCED FUND                                  INCOME FUND
                         INTERMEDIATE BOND FUND                         MIGHTY MITES(SM) FUND

                      CLASS AAA SHARES                                                   CLASS A SHARES
          ---------------------------------------------------        ------------------------------------------------------
          Average Annual Returns -- September 30, 2006 (a)(e)        Average Annual Returns -- September 30, 2006 (a)(b)(e)
                                                  Since                                                Since
                    1 Year   5 Year    10 Year  Inception            1 Year     5 Year     10 Year   Inception
                    -------------------------------------            -----------------------------------------
Equity .............13.39%    9.43%    10.14%    12.01%               8.59%      8.23%      9.40%      11.57%
Balanced ........... 9.77     7.79      8.73     10.48                5.13       6.67       8.02        9.88
Intermediate Bond .. 2.72     3.58      5.52      5.76               (1.53)      2.65       5.04        5.44
SmallCap Equity ....10.81     7.14       N/A      7.41                6.24       6.17        N/A        6.90
Income ............. 3.40    15.87       N/A     10.48               (1.75)     14.46        N/A        9.73
Mighty Mites(SM) ... 8.96    13.08       N/A     13.43                4.34      11.95        N/A       12.72

                        CLASS B SHARES                                                   CLASS C SHARES
          ---------------------------------------------------        ------------------------------------------------------
          Average Annual Returns -- September 30, 2006 (a)(c)(e)     Average Annual Returns -- September 30, 2006 (a)(d)(e)
                                                  Since                                                Since
                    1 Year   5 Year    10 Year  Inception            1 Year     5 Year     10 Year   Inception
                    -------------------------------------            -----------------------------------------
Equity ............. 7.60%    8.34%     9.60%    11.67%              11.56%      8.64%      9.59%      11.67%
Balanced ........... 3.98     6.66      8.20     10.00                7.97       6.99       8.25       10.04
Intermediate Bond ..(3.05)    2.45      5.07      5.46               (1.34)      2.44       4.94        5.38
SmallCap Equity .... 5.06     6.07       N/A      6.97                9.12       6.20        N/A        6.91
Income .............(2.26)   14.98       N/A     10.13                1.75      15.35        N/A       10.20
Mighty Mites(SM) ... 3.13    11.99       N/A     12.89                7.10      12.22        N/A       12.90

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE INTERMEDIATE BOND, SMALLCAP EQUITY, INCOME, AND MIGHTY MITES(SM) (THROUGH 09/30/05 FOR THE MIGHTY MITES(SM) FUND) FUNDS, THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATIONS NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE WHICHEVER IS LOWER.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE WHICHEVER IS LOWER.
(e) THE PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE INCEPTION DATES FOR THE CLASS AAA SHARES AND THE INITIAL ISSUANCE DATES FOR THE CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES AFTER WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                                   Class AAA Shares     Class A Shares    Class B Shares    Class C Shares
                                   ----------------     --------------    --------------    --------------
    Equity .........................   01/02/87            01/28/94          03/27/01         02/13/01
    Balanced .......................   10/01/91            04/06/93          03/27/01         09/25/01
    Intermediate Bond ..............   10/01/91            07/26/01          03/27/01         10/22/01
    SmallCap Equity ................   04/15/97            11/26/01          03/27/01         11/26/01
    Income .........................   09/30/97            05/09/01          11/26/01         11/26/01
    Mighty Mites(SM) ...............   05/11/98            11/26/01          06/06/01         08/03/01

PERFORMANCE DISCUSSION

EQUITY FUND

      For the twelve months ended September 30, 2006, the Westwood Equity Fund's Class AAA Shares posted a return of 13.39% and the Standard & Poor's ("S&P") 500 Index returned 10.78%.

      During the fiscal year, stock selection was largely responsible for strong outperformance of the S&P 500 Index by the Fund, led by Consumer Discretionary, Financial Services, and Technology stocks. Top performing consumer stocks included Federated Dept. Stores Inc. and Starwood Hotels & Resorts Worldwide Inc. Among the top 10 contributing stocks were Financial Services holdings JPMorgan Chase & Co., Bank of America Corp., Bear Stearns Cos., Lehman Brothers Holdings Inc., and Morgan Stanley. In the Technology sector, Motorola Inc. was the top contributor to Fund performance. Phelps Dodge Corp., a Materials &
Processing holding engaged in the production of copper and molybdenum, contributed more to total return than any other stock for the fiscal year - a period that included marked price increases for many commodities in addition to copper, including silver, nickel, zinc, gold, and titanium.

      Contributing the least to Fund performance was the Energy sector, attributable largely to an overweight position in a sector that underperformed the index as a whole. Toward the end of the twelve months, multiple factors combined to produce a "perfect storm" that drove oil prices and energy stocks lower: (1) the economy showed signs of slowing, (2) Israel and Hezbollah adhered to a negotiated cease fire, and (3) there were no serious hurricanes. Specific energy holdings that were hit included ConocoPhillips and Apache Corp. The Fund still holds energy companies that we believe are attractively valued and positioned to both increase production and replace depleted reserves.

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                      6 Months    1 Year     3 Year    5 Year     10 Year     15 Year   (1/2/87)
----------------------------------------------------------------------------------------------------------------
  EQUITY FUND CLASS AAA .............  4.95%      13.39%     17.14%    9.43%      10.14%      12.34%     12.01%

  S&P 500 Index .....................  4.14       10.78      12.29     6.97        8.59       10.75      11.58
  Lipper Large Cap Value Average ....  5.36       11.99      14.08     8.01        8.51       10.76      10.92

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.

-----------------------------------------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EQUITY FUND CLASS AAA AND THE S&P 500 INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                            Equity Fund
                             (Class AAA)                        S&P 500 Index
1/2/87                           $10,000                              $10,000
9/87                              13,148                               13,585
9/88                              11,779                               11,902
9/89                              15,323                               15,823
9/90                              13,700                               14,361
9/91                              16,386                               18,826
9/92                              17,068                               20,905
9/93                              20,509                               23,616
9/94                              22,384                               24,485
9/95                              28,170                               31,760
9/96                              35,742                               38,213
9/97                              49,899                               53,663
9/98                              49,185                               58,536
9/99                              58,909                               74,803
9/00                              70,273                               84,729
9/01                              59,809                               62,183
9/02                              50,754                               49,454
9/03                              58,413                               61,506
9/04                              68,974                               70,030
9/05                              82,796                               78,609
9/06                              93,883                               87,083

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                  1 Year          5 Year          10 Year          Life of Fund
--------------------------------------------------------------------------------
Class AAA         13.39%           9.43%           10.14%             12.01%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

BALANCED FUND

      For the twelve months ended September 30, 2006, the Westwood Balanced Fund's Class AAA Shares posted a return of 9.77% while the balanced benchmark which is comprised of 60% S&P 500 Stock Index and 40% Lehman Brothers Government/Corporate Bond Index returned 7.80%.

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                            6 Months     1 Year       3 Year     5 Year      10 Year    (10/1/91)
-----------------------------------------------------------------------------------------------------------------
  BALANCED FUND CLASS AAA ................. 4.08%         9.77%      11.29%      7.79%        8.73%      10.48%

  60% S&P 500 and 40% Lehman Brothers
    Government/Corporate Bond Indices ..... 3.99          7.80        8.61       6.17         7.74        9.19
  S&P 500 Index ........................... 4.14         10.78       12.29       6.97         8.59       10.75
  Lehman Brothers Government/
    Corporate Bond Index .................. 3.77          3.33        3.08       4.96         6.47        6.86
  Lipper Mixed-Asset Target
    Allocation Moderate Fund .............. 2.67          7.33        8.81       6.61         6.48        8.38

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND IS SUBJECT TO THE RISK THAT ITS ALLOCATION BETWEEN EQUITY AND DEBT SECURITIES MAY UNDERPERFORM OTHER ALLOCATIONS. INVESTING IN DEBT SECURITIES INVOLVES INTEREST RATE AND CREDIT RISKS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE
  INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES.
  THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.

-----------------------------------------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND
     CLASS AAA, THE S&P 500 INDEX, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE
       BOND INDEX, AND A COMPOSITE OF 60% OF THE S&P 500 INDEX AND 40% OF
         THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                                                60% S&P 500 and
                                            40% Lehman Brothers                                  Lehman Brothers
                  Balanced Fund            Government/Corporate                             Government/Corporate
                     (Class AAA)                   Bond Indices       S&P 500 Index                  Bond Index
10/1/91                  $10,000                        $10,000             $10,000                     $10,000
9/92                      10,797                         11,192              11,104                      11,323
9/93                      12,622                         12,575              12,544                      12,618
9/94                      13,291                         12,644              13,006                      12,096
9/95                      16,212                         15,624              16,870                      13,832
9/96                      19,297                         17,810              20,298                      14,454
9/97                      24,762                         22,814              28,504                      15,842
9/98                      25,460                         25,229              31,092                      17,876
9/99                      28,658                         29,272              39,733                      17,586
9/00                      32,495                         32,392              45,006                      18,772
9/01                      30,620                         28,926              33,030                      21,244
9/02                      29,062                         26,439              26,268                      23,200
9/03                      32,325                         30,994              32,670                      24,711
9/04                      35,956                         33,984              37,198                      25,534
9/05                      40,591                         36,833              41,755                      26,192
9/06                      44,556                         39,705              46,256                      27,064


--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                   1 Year          5 Year         10 Year         Life of Fund
--------------------------------------------------------------------------------
Class AAA           9.77%           7.79%          8.73%             10.48%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      The Balanced Fund is designed to provide an investor exposure to equity like returns with reduced overall risk though simultaneous investments in short to intermediate term investment grade fixed income securities. Aside from the more moderate fixed income risk profile, strategies for and the contributors to the performance of the Equity and Intermediate Bond Funds, which are discussed elsewhere in this letter, also apply to their respective components of the Balanced Fund.

INTERMEDIATE BOND FUND

      For the twelve months ended September 30, 2006, the Westwood Intermediate Bond Fund's Class AAA Shares posted, net of all fees and expenses, a return of 2.80% and the Lehman Brothers Government/Corporate Bond Index (LBG/C) returned 3.33% for the same period.

      Across the maturity spectrum, Treasury yields ended the fiscal year below 5%. However, unlike the start of the fiscal year, the yield curve was flatter, higher, and slightly inverted. Short maturity yields had followed Federal Funds higher from 3.5% to 4.9%; yields for maturities of 5 years and greater ended at 4.76% or below, on average 0.30% higher than at the beginning of the fiscal year. In terms of credit quality, returns of AAA- and AA-rated bonds exceed those of A- and Baa-rated credits.

      The Fund was positioned to benefit from rising short-term rates with a significant investment in shorter term notes that rolled over into higher coupon notes at maturity. In terms of sectors, just as Financial Services stocks were top performers in large cap stocks, Financial Institutions and U.S. Agency sectors outperformed other sectors in the LBG/C. The top contributing sector to fund performance was U.S. Agency Obligations, attributable to an overweight position and to stronger security selection.

      Also additive to fund performance were: (1) an overweight position in Financial Institutions notes, (2) management of the Industrial sector, with both an overweight position and stronger security selection than LBG/C, in combination with (3) the decision to invest in Mortgage Backed Securities, which outperformed all LBG/C sectors. The greatest detractor to performance was the U.S. Treasury sector.

      Top contributing securities included a financial note (Goldman Sachs Group, 6.65%, due 05-15-09), a U.S. Agency note (Freddie Mac, 3.5%, due 09-15-07), and Industrial notes (Hewlett-Packard, 3.62%, due 03-15-08 and IBM Corp., 4.875%, due 10-01-06).

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                             6 Months     1 Year      3 Year     5 Year      10 Year    (10/1/91)
-----------------------------------------------------------------------------------------------------------------
  INTERMEDIATE BOND FUND CLASS AAA .......... 2.99%       2.72%       2.12%      3.58%        5.52%       5.76%

  Lehman Brothers Government/
   Corporate Bond Index ..................... 3.77        3.33        3.08       4.96         6.47        6.86
  Lipper International Investment
    Grade Debt Fund Average ................. 3.30        3.15        2.99       4.24         5.66        6.45

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATION NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. THE FUND IS SUBJECT TO INTEREST RATE AND CREDIT RISKS. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE
  INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A MARKET VALUE WEIGHTED INDEX THAT TRACKS THE PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS, WHILE THE LIPPER INTERNATIONAL AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.

-----------------------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                      INTERMEDIATE BOND FUND CLASS AAA AND
         THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                                                              Lehman Brothers
                 Intermediate Bond Fund                  Government/Corporate
                             (Class AAA)                           Bond Index
10/1/91                          $10,000                              $10,000
9/92                              11,186                               11,323
9/93                              12,331                               12,618
9/94                              11,658                               12,096
9/95                              12,956                               13,832
9/96                              13,539                               14,454
9/97                              15,077                               15,842
9/98                              16,612                               17,876
9/99                              16,218                               17,586
9/00                              17,256                               18,772
9/01                              19,442                               21,244
9/02                              21,172                               23,200
9/03                              21,772                               24,711
9/04                              22,194                               25,534
9/05                              22,571                               26,192
9/06                              23,185                               27,064

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                      1 Year         5 Year         10 Year        Life of Fund
--------------------------------------------------------------------------------
Class AAA              2.72%          3.58%          5.52%             5.76%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SMALLCAP EQUITY FUND

      For the twelve months ended September 30, 2006, the Westwood SmallCap Equity Fund's Class AAA Shares produced a return of 10.81% versus the 9.92% return of the Russell 2000 Index.

      Titanium Metals Corp. and Oregon Steel, both in the Materials & Processing sector, were leading contributors to total return. Hotel related stocks Marcus Corp. and Orient Hotels Express in the Consumer Discretionary sector also materially contributed. Joining these four stocks in the top ten were Transportation holdings Horizon Lines Inc. and FreightCar America Inc., Producer Durables holding Thomas & Betts Corp., Real Estate Investment Trusts positions in Longview Fibre Co. and Post Properties Inc., and Technology stock Benchmark Electronics Inc.

      Symmetry Medical Inc., a Health Care holding, was the leading detractor, followed by BKF Capital Group Inc. in Financial Services, and Technical Olympic USA Inc. in Producer Durables. Related to the discussion in the Equity Fund, the SmallCap Fund's Energy sector detracted from performance, with an overweight position and lagging stock selection. Benefiting the fund was a significant underweight position in Health Care, the second lowest performer in the index.

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                                 6 Months        1 Year        3 Year       5 Year      (4/15/97)
-----------------------------------------------------------------------------------------------------------------

  SMALLCAP EQUITY FUND CLASS AAA ............... (3.99)%        10.81%        15.21%        7.14%        7.41%

  Russell 2000 Index ........................... (4.61)          9.92         15.48        13.78         9.70
  Lipper Small Cap Core Average ................ (5.19)          7.55         15.46        13.51         9.62

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATION NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
  PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. DIVIDENDS ARE CONSIDERED REINVESTED.

-----------------------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                SMALLCAP EQUITY FUND CLASS AAA, THE RUSSELL 2000
              INDEX, AND THE RUSSELL 2000 GROWTH INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                         SmallCap Equity
                        Fund (Class AAA)                   Russell 2000 Index
4/15/97                          $10,000                              $10,000
9/30/97                           14,480                               13,410
9/30/98                           11,923                               10,859
9/30/99                           18,950                               12,930
9/30/00                           24,512                               15,955
9/30/01                           13,930                               12,571
9/30/02                           11,777                               11,402
9/30/03                           12,861                               15,563
9/30/04                           14,276                               18,484
9/30/05                           17,751                               21,825
9/30/06                           19,670                               23,990

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                       1 Year        5 Year        10 Year       Life of Fund
--------------------------------------------------------------------------------
Class AAA              10.81%        15.21%         7.14%            7.41%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


INCOME FUND

      For the twelve months ending September 30, 2006, the Westwood Income (formerly Realty) Fund's Class AAA Shares produced a return of 3.40%, net of all fees and expenses, versus the 10.44% return of a stock/bond blend comprised of a 25% blend of each of the 10 Year Treasury Note Index, the 3 Month Treasury Bill Index, the S&P 500 Index, and the NAREIT Composite REIT Index.

      The Westwood Income Fund was transitioning from a realty focus to a broader income focus during the first half of the fiscal year. For the year as a whole, the top contributing asset classes in the Fund were common stocks, government notes, preferred stocks, and convertible preferred securities. Common stocks in the fund outperformed the S&P 500 Index by a margin similar to that of the Equity Fund, led by Reddy Ice Holdings in the food industry. Preferred Stock top contributors to total return were issued by MetLife, Wells Fargo, and CBS Corp. Convertible preferred securities in the Fund far exceeded the performance of the comparable Lehman Brothers Index, led by Financial Services, Utilities, and Consumer Staples.

      Early in 2006, our ongoing assessment of U.S. capital markets pointed toward attractive risk adjusted return opportunities in very short bonds relative to stocks. At that time, Westwood added short term government notes to the Income Fund, a decision that markedly contributed to fiscal year total return. On a negative note, the REIT category was the greatest detractor to Fund total return.

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                                 6 Months        1 Year        3 Year       5 Year      (9/30/97)
-----------------------------------------------------------------------------------------------------------------
  INCOME FUND CLASS AAA ........................  2.58%          3.40%        16.52%       15.87%       10.48%

  Blended Index** ..............................  4.49          10.44         10.79         8.89         6.90
  10 Year Treasury Note Index ..................  3.80           1.18          2.09         4.13         5.49
  3 Month Treasury Bill Index ..................  2.50           4.50          2.73         2.30         3.63
  S&P 500 Index ................................  4.14          10.78         12.29         6.97         5.53
  NAREIT Composite REIT Index ..................  7.53          25.29         26.04        22.17        12.93
  Lipper Equity Income Fund Average ............  5.31          11.74         14.18         8.30         6.59

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATION NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES. THE NAREIT INDEX IS AN UNMANAGED INDICATOR OF REITS MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. INVESTING IN REAL ESTATE RELATED SECURITIES INVOLVES SPECIAL RISKS ASSOCIATED WITH GENERAL OR LOCAL ECONOMIC CONDITIONS, OVERBUILDING AND CHANGES IN ZONING, OR THAT THE REAL ESTATE MARKET WILL UNDERPERFORM THE STOCK MARKET GENERALLY. DIVIDENDS ARE CONSIDERED REINVESTED.
**PLEASE NOTE THAT  THE BLENDED  INDEX  CONSISTS OF  A  25% BLEND OF EACH OF THE
  10 YEAR TREASURY NOTE INDEX, THE 3 MONTH TREASURY BILL INDEX, THE S&P 500 INDEX, AND THE NAREIT COMPOSITE REIT INDEX.

-----------------------------------------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                THE INCOME FUND CLASS AAA, THE S&P 500 INDEX, AND
       THE NATIONAL ASSOCIATION OF REITS COMPOSITE REIT INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                                          10 Year         3 Month                    NAREIT     Lipper Equity
          Income Fund      Blended       Treasury        Treasury     S&P 500     Composite            Income
          (Class AAA)        Index     Note Index      Bill Index       Index    REIT Index      Fund Average
9/30/97       $10,000      $10,000        $10,000         $10,000     $10,000       $10,000           $10,000
9/30/98         8,950       10,252         11,860          10,536      10,908         8,646            10,332
9/30/99         8,442       10,998         11,046          11,034      13,939         8,088            11,654
9/30/00        10,541       11,356         11,616          11,672      15,789         9,754            12,779
9/30/01        11,741       12,443         13,213          12,308      11,588        10,980            12,030
9/30/02        12,622       12,777         14,896          12,553       9,216        11,918            10,044
9/30/03        15,503       12,717         15,205          12,719      11,461        14,924            12,068
9/30/04        18,986       14,888         15,682          12,859      13,050        18,739            14,142
9/30/05        23,718       16,697         15,992          13,196      14,649        23,851            16,114
9/30/06        24,524       17,620         16,180          13,790      16,228        29,882            18,015

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                       1 Year         3 Year        5 Year        Life of Fund
--------------------------------------------------------------------------------
Class AAA               3.40%         16.52%        15.87%           10.48%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MIGHTY MITES(SM) FUND

      The Westwood Mighty Mites(SM) Fund's Class AAA Shares' total return for the twelve months ending September 30, 2006 was 8.96% versus the Russell 2000 Index, the Russell Microcap(TM) Index, and the Lipper Small Cap Value Average returns of 9.92%, 7.02%, and 8.14%, respectively.

      The biggest contributors to performance were from a variety of industries, including financial services, alternative energy, nutrition and a special situation:

      o Epoch Holding Corp., a rapidly growing investment management company with assets under management increasing 132% in fiscal 2006.

      o Parish National Corp., a Louisiana-based bank that operates in upscale, rapidly growing geographical areas.

      o MGP Ingredients Inc., which develops and produces natural grain-based products including distillery products, a play on ethanol.

      o Schiff Nutrition International Inc., a vitamin and supplement company benefiting from the country's focus on health and wellness.

      o Net Perceptions, Inc., a company with no operations but substantial cash and net operating losses that agreed to acquire Concord Steel.

      The   disappointments  we  encountered  ranged  from  Media  companies  to
Manufactured Housing and Information Technology:

      o Crown Media Holdings, owner of the Hallmark Channel, took itself off the block after not receiving satisfactory bids for the company.

      o PRIMEDIA Inc., a Media company that owns magazines and consumer guides, which lowered earnings guidance and announced management restructuring.

      o Beasley Broadcasting, a radio broadcaster with 2006 revenue deceleration greater than the broader industry.

      o Cavalier Homes Inc., a Manufactured Housing company that is cycling through non-recurring hurricane-related business with FEMA.

      o AMICAS Inc., a radiology  image  management  company  whose 2006 revenue
        growth   was   disappointing   due  to  recent   legislation   regarding
        reimbursements to its customers.

      The cost of compliance with Sarbanes-Oxley (SOX) has weighed heavily on the smallest public companies, greatly increasing general and administrative expenses, and eating into management time. The good news is that, for many companies, the large upfront hit to expenses has been borne and the ongoing cost of SOX will be somewhat smaller.

      Another burden to profit margins has been the soaring costs of energy and health care. Although health care costs continue to rise, energy prices have begun to moderate, translating into lower overhead for corporations. The consumer is also benefiting, with the U.S. average retail price for regular gasoline around 25% lower than a year ago and lower utility bills at home.

      The economy continues along at a healthy pace. The Federal Reserve has not raised interest rates since June, and we have seen increases in the productivity of U.S. corporations, which will continue to help profit margins going forward. We believe these points provide a favorable environment for stocks.

      As always, we continue to seek out micro cap companies that will prosper in a good or poor economic environment. We do so by finding under-followed companies with excellent growth prospects, but with valuations that provide us with a margin of safety should progress moderate.

-----------------------------------------------------------------------------------------------------------------
                          Average Annual Returns Through September 30, 2006* (Unaudited)
                          --------------------------------------------------------------
                                                                                                          Since
                                                                                                        Inception
                                                 6 Months        1 Year        3 Year       5 Year      (5/11/98)
-----------------------------------------------------------------------------------------------------------------
  MIGHTY MITES(SM) FUND CLASS AAA .............   0.44%          8.96%        14.22%       13.08%       13.43%

  Russell 2000 Index ..........................  (4.61)          9.92         15.48        13.78         6.39
  Russell Microcap(TM) Index ..................  (0.67)          7.02         12.87        15.90           --**
  Lipper Small Cap Value Average ..............  (3.20)          8.14         16.59        15.46         9.07

* RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE
   REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISER REIMBURSED EXPENSES THROUGH 09/30/05 TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATION NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. SEE PAGE 1 FOR FURTHER DETAILS ABOUT ADDITIONAL CLASSES OF SHARES.
   THE RUSSELL 2000 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE RUSSELL MICROCAP(TM) INDEX MEASURES THE PERFORMANCE OF THE MICROCAP SEGMENT, REPRESENTING LESS THAN 3% OF THE U.S. EQUITY MARKET. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. DIVIDENDS ARE CONSIDERED REINVESTED.
** INCEPTION DATE FOR THE RUSSELL MICROCAP(TM) INDEX IS JULY 1, 2000.

-----------------------------------------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
   THE MIGHTY MITES(SM) FUND CLASS AAA AND THE RUSSELL 2000 INDEX (Unaudited)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

             Mighty Mites(SM) Fund         Russell 2000     Russell Microcap
                        (Class AAA)               Index                Index
5/11/98                     $10,000             $10,000              $10,000
9/30/98                       9,700               7,660
9/30/99                      13,018               9,121
9/30/00                      16,010              11,254               15,750
9/30/01                      15,567               8,867               13,359
9/30/02                      16,128               8,042               12,594
9/30/03                      19,314              10,978               19,443
9/30/04                      21,915              13,039               22,185
9/30/05                      26,391              15,395               26,067
9/30/06                      28,755              16,922               28,035

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                  1 Year          3 Year            5 Year          Life of Fund
--------------------------------------------------------------------------------
Class AAA          8.96%          14.22%            13.08%             13.43%
--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**The Russell Microcap(TM) Index inception date is July 1, 2000 and the value of the Index prior to July 1, 2000 is that of the Mighty Mites(SM) Fund (Class
  AAA).

--------------------------------------------------------------------------------
  We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2006 through September 30, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2006.

                             Beginning        Ending    Annualized     Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                    $1,000.00      $1,049.50      1.49%        $ 7.66
Class A                      $1,000.00      $1,048.00      1.74%        $ 8.93
Class B                      $1,000.00      $1,045.00      2.24%        $11.48
Class C                      $1,000.00      $1,045.90      2.24%        $11.49

Hypothetical 5% Return
Class AAA                    $1,000.00      $1,017.60      1.49%        $ 7.54
Class A                      $1,000.00      $1,016.34      1.74%        $ 8.80
Class B                      $1,000.00      $1,013.84      2.24%        $11.31
Class C                      $1,000.00      $1,013.84      2.24%        $11.31

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from April 1, 2006 through September 30, 2006
                                                                   EXPENSE TABLE
================================================================================

                             Beginning        Ending    Annualized     Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA                   $1,000.00       $1,040.80      1.27%        $ 6.50
Class A                     $1,000.00       $1,040.30      1.52%        $ 7.77
Class B                     $1,000.00       $1,036.80      2.02%        $10.31
Class C                     $1,000.00       $1,037.60      2.02%        $10.32

Hypothetical 5% Return
Class AAA                   $1,000.00       $1,018.70      1.27%        $ 6.43
Class A                     $1,000.00       $1,017.45      1.52%        $ 7.69
Class B                     $1,000.00       $1,014.94      2.02%        $10.20
Class C                     $1,000.00       $1,014.94      2.02%        $10.20
--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA                   $1,000.00       $1,030.80      1.00%        $ 5.09
Class A                     $1,000.00       $1,031.10      1.10%        $ 5.60
Class B                     $1,000.00       $1,027.80      1.75%        $ 8.90
Class C                     $1,000.00       $1,007.90      1.75%        $ 8.81

Hypothetical 5% Return
Class AAA                   $1,000.00       $1,020.05      1.00%        $ 5.06
Class A                     $1,000.00       $1,019.55      1.10%        $ 5.57
Class B                     $1,000.00       $1,016.29      1.75%        $ 8.85
Class C                     $1,000.00       $1,016.29      1.75%        $ 8.85
--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA                   $1,000.00       $  960.10      1.50%        $ 7.37
Class A                     $1,000.00       $  959.90      1.75%        $ 8.60
Class B                     $1,000.00       $  957.00      2.25%        $11.04
Class C                     $1,000.00       $  956.80      2.25%        $11.04

Hypothetical 5% Return
Class AAA                   $1,000.00       $1,017.55      1.50%        $ 7.59
Class A                     $1,000.00       $1,016.29      1.75%        $ 8.85
Class B                     $1,000.00       $1,013.79      2.25%        $11.36
Class C                     $1,000.00       $1,013.79      2.25%        $11.36

                             Beginning        Ending    Annualized     Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA                   $1,000.00       $1,025.80      1.50%        $ 7.62
Class A                     $1,000.00       $1,016.20      1.75%        $ 8.85
Class B                     $1,000.00       $1,022.60      2.25%        $11.41
Class C                     $1,000.00       $1,022.30      2.25%        $11.41

Hypothetical 5% Return
Class AAA                   $1,000.00       $1,017.55      1.50%        $ 7.59
Class A                     $1,000.00       $1,016.29      1.75%        $ 8.85
Class B                     $1,000.00       $1,013.79      2.25%        $11.36
Class C                     $1,000.00       $1,013.79      2.25%        $11.36

--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA                   $1,000.00       $1,004.40      1.56%        $ 7.84
Class A                     $1,000.00       $1,003.80      1.77%        $ 8.89
Class B                     $1,000.00       $1,000.60      2.31%        $11.59
Class C                     $1,000.00       $1,000.70      2.31%        $11.59

Hypothetical 5% Return
Class AAA                   $1,000.00       $1,017.25      1.56%        $ 7.89
Class A                     $1,000.00       $1,016.19      1.77%        $ 8.95
Class B                     $1,000.00       $1,013.49      2.31%        $11.66
Class C                     $1,000.00       $1,013.49      2.31%        $11.66

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of September 30, 2006:

--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Financial Services ............................. 12.3%
Energy: Oil ....................................  9.7%
Banking ........................................  7.7%
Retail .........................................  7.1%
Telecommunications .............................  6.4%
Brokerage ......................................  5.5%
Diversified Industrial .........................  5.1%
Utilities ......................................  5.0%
Consumer Products ..............................  4.4%
Business Services ..............................  4.0%
Transportation .................................  3.8%
Computer Software and Services .................  3.3%
Aviation: Parts and Services ...................  2.7%
Health Care ....................................  2.6%
Food and Beverage ..............................  2.6%
Metals and Mining ..............................  2.6%
Communications Equipment .......................  2.6%
Hotels and Gaming ..............................  2.6%
Energy: Natural Gas ............................  2.5%
Energy: Integrated .............................  2.4%
Aerospace ......................................  1.4%
Specialty Chemicals ............................  1.3%
Computer Hardware ..............................  1.3%
Other Assets and Liabilities (Net) .............  1.1%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
U.S. Government Agency Obligations ............. 18.3%
U.S. Government Obligations .................... 14.9%
Financial Services .............................  6.9%
Energy: Oil ....................................  6.6%
Banking ........................................  5.9%
Retail .........................................  4.8%
Telecommunications .............................  4.6%
Brokerage ......................................  4.0%
Diversified Industrial .........................  3.7%
Utilities ......................................  2.7%
Consumer Products ..............................  2.5%
Transportation .................................  2.2%
Business Services ..............................  2.2%
Metals and Mining ..............................  2.1%
Food and Beverage ..............................  2.1%
Computer Hardware ..............................  2.0%
Computer Software and Services .................  1.8%
Communications Equipment .......................  1.5%
Health Care ....................................  1.5%
Aviation: Parts and Services ...................  1.4%
Hotels and Gaming ..............................  1.3%
Energy: Integrated .............................  1.3%
Energy: Natural Gas ............................  1.3%
Real Estate ....................................  1.1%
Aerospace ......................................  0.7%
Specialty Chemicals ............................  0.7%
Machinery ......................................  0.6%
Asset Backed Securities ........................  0.5%
Other Assets and Liabilities (Net) .............  0.8%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds ................................ 41.4%
U.S. Government Agency Obligations ............. 34.4%
U.S. Government Obligations .................... 19.7%
Asset Backed Securities ........................  2.2%
Warrants .......................................  0.0%
Other Assets and Liabilities (Net) .............  2.3%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Real Estate .................................... 12.2%
Energy and Utilities ........................... 10.7%
Financial Services .............................  8.8%
Retail .........................................  8.1%
Equipment and Supplies .........................  8.1%
Transportation .................................  7.2%
Computer Software and Services .................  6.2%
Building and Construction ......................  5.2%
Aerospace ......................................  5.2%
Diversified Industrial .........................  4.3%
Hotels and Gaming ..............................  4.2%
Metals and Mining ..............................  4.1%
Business Services ..............................  3.9%
Consumer Products ..............................  2.4%
Health Care ....................................  2.3%
Electronics ....................................  2.2%
Telecommunications .............................  1.9%
Food and Beverage ..............................  1.9%
Other Assets and Liabilities (Net) .............  1.1%
                                                ------
                                                100.0%
                                                ======

SUMMARY OF PORTFOLIO HOLDINGS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
U.S. Government Obligations .................... 21.8%
Financial Services ............................. 21.1%
U.S. Government Agency Obligations ............. 14.0%
Transportation .................................  8.1%
Real Estate Investment Trusts ..................  5.7%
Brokerage ......................................  5.5%
Metals and Mining ..............................  3.5%
Energy and Utilities: Natural Gas ..............  3.4%
Broadcasting ...................................  2.8%
Banking ........................................  2.7%
Energy and Utilities: Integrated ...............  2.7%
Energy and Utilities ...........................  2.5%
Energy and Utilities: Electric .................  1.3%
Food and Beverage ..............................  1.3%
Other Assets and Liabilities (Net) .............  3.6%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Financial Services ............................. 18.5%
Health Care .................................... 10.0%
Diversified Industrial .........................  6.8%
Equipment and Supplies .........................  6.8%
Manufactured Housing and Recreational Vehicles .  5.0%
Automotive: Parts and Accessories ..............  4.2%
Consumer Products ..............................  4.1%
Broadcasting ...................................  4.0%
Real Estate ....................................  4.0%
Telecommunications .............................  3.7%
Computer Software and Services .................  3.6%
Business Services ..............................  3.5%
Electronics ....................................  2.8%
Energy and Utilities: Integrated ...............  2.7%
Energy and Utilities: Services .................  2.4%
Entertainment ..................................  2.3%
Food and Beverage ..............................  2.2%
Energy and Utilities: Natural Gas ..............  2.1%
Energy and Utilities: Water ....................  1.9%
Specialty Chemicals ............................  1.8%
Aviation: Parts and Services ...................  1.5%
Retail .........................................  0.9%
U.S. Government Obligations ....................  0.9%
Mutual Funds ...................................  0.8%
Restaurants ....................................  0.7%
Energy and Utilities: Electric .................  0.7%
Building and Construction ......................  0.5%
Agriculture ....................................  0.4%
Publishing .....................................  0.4%
Communications Equipment .......................  0.3%
Hotels and Gaming ..............................  0.3%
Wireless Communications ........................  0.2%
Paper and Forest Products ......................  0.1%
Transportation .................................  0.1%
Cable ..........................................  0.1%
Environmental Control ..........................  0.0%
Consumer Services ..............................  0.0%
Metals and Mining ..............................  0.0%
Other Assets and Liabilities (Net) .............(0.3)%
                                                ------
                                                100.0%
                                                ======

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================
                                                                      MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----
              COMMON STOCKS -- 98.9%
              AEROSPACE -- 1.4%
     28,100   Lockheed Martin Corp. ................$  1,450,820   $  2,418,286
                                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 2.7%
     73,200   United Technologies Corp. ............   3,741,317      4,637,220
                                                    ------------   ------------
              BANKING -- 7.7%
     81,600   Bank of America Corp. ................   2,421,184      4,371,312
     89,333   Citigroup Inc. .......................   3,651,887      4,437,170
     93,984   JPMorgan Chase & Co. .................   3,340,447      4,413,489
                                                    ------------   ------------
                                                       9,413,518     13,221,971
                                                    ------------   ------------
              BROKERAGE -- 5.5%
     31,600   Lehman Brothers Holdings Inc. ........   2,021,063      2,333,976
     64,400   Morgan Stanley .......................   3,934,997      4,695,404
     17,500   The Bear Stearns Companies Inc. ......   1,354,112      2,451,750
                                                    ------------   ------------
                                                       7,310,172      9,481,130
                                                    ------------   ------------
              BUSINESS SERVICES -- 4.0%
     93,600   Automatic Data Processing Inc. .......   4,359,731      4,431,024
     22,400   FedEx Corp. ..........................   2,341,949      2,434,432
                                                    ------------   ------------
                                                       6,701,680      6,865,456
                                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.6%
    177,600   Motorola Inc. ........................   3,657,556      4,440,000
                                                    ------------   ------------
              COMPUTER HARDWARE -- 1.3%
     27,100   International Business
                Machines Corp. .....................   2,265,834      2,220,574
                                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.3%
     81,400   Microsoft Corp. ......................   2,220,304      2,224,662
    197,300   Oracle Corp.+ ........................   2,856,989      3,500,102
                                                    ------------   ------------
                                                       5,077,293      5,724,764
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 4.4%
     42,900   Altria Group Inc. ....................   3,118,912      3,283,995
     70,200   Colgate-Palmolive Co. ................   3,601,291      4,359,420
                                                    ------------   ------------
                                                       6,720,203      7,643,415
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 5.1%
    126,000   General Electric Co. .................   3,637,192      4,447,800
     43,300   ITT Corp. ............................   1,884,138      2,219,991
     25,400   Textron Inc. .........................   1,975,116      2,222,500
                                                    ------------   ------------
                                                       7,496,446      8,890,291
                                                    ------------   ------------
              ENERGY: INTEGRATED -- 2.4%
     71,300   ConocoPhillips .......................   3,354,364      4,244,489
                                                    ------------   ------------
              ENERGY: NATURAL GAS -- 2.5%
     69,106   Apache Corp. .........................   4,149,858      4,367,499
                                                    ------------   ------------
              ENERGY: OIL -- 9.7%
     29,300   Baker Hughes Inc. ....................   1,791,889      1,998,260
     65,500   Exxon Mobil Corp. ....................   2,740,507      4,395,050
     57,600   Marathon Oil Corp. ...................   4,629,678      4,429,440
     81,235   Murphy Oil Corp. .....................   4,103,611      3,862,724
     42,810   Occidental Petroleum Corp. ...........   1,680,000      2,059,589
                                                    ------------   ------------
                                                      14,945,685     16,745,063
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              FINANCIAL SERVICES -- 12.3%
     77,900   American Express Co. .................$  2,680,491   $  4,368,632
      8,600   BlackRock Inc. .......................   1,134,015      1,281,400
     44,100   Franklin Resources Inc. ..............   3,963,072      4,663,575
     48,600   Hartford Financial
                Services Group Inc. ................   4,262,321      4,216,050
     31,500   Prudential Financial Inc. ............   2,435,090      2,401,875
     70,000   The Allstate Corp. ...................   3,975,136      4,391,100
                                                    ------------   ------------
                                                      18,450,125     21,322,632
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 2.6%
     78,700   General Mills Inc. ...................   3,796,772      4,454,420
                                                    ------------   ------------
              HEALTH CARE -- 2.6%
    157,100   Pfizer Inc. ..........................   3,916,512      4,455,356
                                                    ------------   ------------
              HOTELS AND GAMING -- 2.6%
     77,400   Starwood Hotels & Resorts
                Worldwide Inc. .....................   3,584,651      4,426,506
                                                    ------------   ------------
              METALS AND MINING -- 2.6%
     52,500   Phelps Dodge Corp. ...................   3,878,123      4,446,750
                                                    ------------   ------------
              RETAIL -- 7.1%
    100,300   CVS Corp. ............................   3,304,233      3,221,636
    102,000   Federated Department
                Stores Inc. ........................   3,144,423      4,407,420
     29,175   Sears Holdings Corp.+ ................   4,034,677      4,612,276
                                                    ------------   ------------
                                                      10,483,333     12,241,332
                                                    ------------   ------------
              SPECIALTY CHEMICALS -- 1.3%
     33,400   PPG Industries Inc. ..................   2,101,618      2,240,472
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 6.4%
     79,470   ALLTEL Corp. .........................   4,031,047      4,410,585
     52,700   Harris Corp. .........................   1,595,947      2,344,623
    117,604   Verizon Communications Inc. ..........   4,415,698      4,366,637
                                                    ------------   ------------
                                                      10,042,692     11,121,845
                                                    ------------   ------------
              TRANSPORTATION -- 3.8%
     60,300   Burlington Northern
                Santa Fe Corp. .....................   3,110,455      4,428,432
     33,875   Overseas Shipholding Group Inc. ......   1,871,412      2,092,459
                                                    ------------   ------------
                                                       4,981,867      6,520,891
                                                    ------------   ------------
              UTILITIES -- 5.0%
     71,300   Exelon Corp. .........................   3,904,785      4,316,502
    102,300   PG&E Corp. ...........................   4,065,799      4,260,795
                                                    ------------   ------------
                                                       7,970,584      8,577,297
                                                    ------------   ------------
              TOTAL COMMON STOCKS .................. 145,491,023    170,707,659
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 98.9% ...........$145,491,023    170,707,659
                                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 1.1% .....................................   1,824,356
                                                                   ------------
              NET ASSETS -- 100.0% ................................$172,532,015
                                                                   ============
--------------
+ Non-income producing security.

                 See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS -- 55.9%
              AEROSPACE -- 0.7%
     12,995   Lockheed Martin Corp. ................$    757,621   $  1,118,350
                                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.4%
     33,700   United Technologies Corp. ............   1,755,214      2,134,895
                                                    ------------   ------------
              BANKING -- 4.3%
     42,800   Bank of America Corp. ................   1,500,260      2,292,796
     41,833   Citigroup Inc. .......................   1,556,017      2,077,845
     44,996   JPMorgan Chase & Co. .................   1,745,035      2,113,012
                                                    ------------   ------------
                                                       4,801,312      6,483,653
                                                    ------------   ------------
              BROKERAGE -- 3.0%
     16,600   Lehman Brothers Holdings Inc. ........   1,062,299      1,226,076
     29,400   Morgan Stanley .......................   1,777,033      2,143,554
      7,900   The Bear Stearns Companies Inc. ......     749,263      1,106,790
                                                    ------------   ------------
                                                       3,588,595      4,476,420
                                                    ------------   ------------
              BUSINESS SERVICES -- 2.2%
     45,400   Automatic Data Processing Inc. .......   2,118,494      2,149,236
     10,300   FedEx Corp. ..........................   1,075,702      1,119,404
                                                    ------------   ------------
                                                       3,194,196      3,268,640
                                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     88,800   Motorola Inc. ........................   1,793,628      2,220,000
                                                    ------------   ------------
              COMPUTER HARDWARE -- 0.7%
     13,500   International Business
                Machines Corp. .....................   1,155,846      1,106,190
                                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.8%
     42,800   Microsoft Corp. ......................   1,122,775      1,169,724
     90,380   Oracle Corp.+ ........................   1,302,388      1,603,341
                                                    ------------   ------------
                                                       2,425,163      2,773,065
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 2.5%
     21,000   Altria Group Inc. ....................   1,495,104      1,607,550
     36,100   Colgate-Palmolive Co. ................   1,893,212      2,241,810
                                                    ------------   ------------
                                                       3,388,316      3,849,360
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.9%
     62,600   General Electric Co. .................   1,827,096      2,209,780
     22,190   ITT Corp. ............................   1,052,871      1,137,681
     11,200   Textron Inc. .........................     871,993        980,000
                                                    ------------   ------------
                                                       3,751,960      4,327,461
                                                    ------------   ------------
              ENERGY: INTEGRATED -- 1.3%
     32,900   ConocoPhillips .......................   1,769,344      1,958,537
                                                    ------------   ------------
              ENERGY: NATURAL GAS -- 1.3%
     30,955   Apache Corp. .........................   1,984,251      1,956,356
                                                    ------------   ------------
              ENERGY: OIL -- 5.3%
     13,240   Baker Hughes Inc. ....................     771,872        902,968
     36,500   Exxon Mobil Corp. ....................   1,528,025      2,449,150
     26,615   Marathon Oil Corp. ...................   2,179,456      2,046,694
     36,686   Murphy Oil Corp. .....................   1,810,598      1,744,419
     19,800   Occidental Petroleum Corp. ...........     757,500        952,578
                                                    ------------   ------------
                                                       7,047,451      8,095,809
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              FINANCIAL SERVICES -- 6.9%
     38,800   American Express Co. .................$  1,454,585   $  2,175,904
      4,000   BlackRock Inc. .......................     527,492        596,000
     20,100   Franklin Resources Inc. ..............   1,855,364      2,125,575
     24,100   Hartford Financial Services
                Group Inc. .........................   2,121,880      2,090,675
     14,500   Prudential Financial Inc. ............   1,116,766      1,105,625
     36,600   The Allstate Corp. ...................   2,076,459      2,295,918
                                                    ------------   ------------
                                                       9,152,546     10,389,697
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 1.5%
     39,100   General Mills Inc. ...................   1,909,519      2,213,060
                                                    ------------   ------------
              HEALTH CARE -- 1.5%
     77,100   Pfizer Inc. ..........................   1,923,536      2,186,556
                                                    ------------   ------------
              HOTELS AND GAMING -- 1.3%
     35,320   Starwood Hotels & Resorts
                Worldwide Inc. .....................   1,741,521      2,019,951
                                                    ------------   ------------
              MACHINERY -- 0.6%
     14,700   Caterpillar Inc. .....................   1,017,503        967,260
                                                    ------------   ------------
              METALS AND MINING -- 2.1%
     11,300   IPSCO Inc. ...........................   1,097,631        979,371
     26,400   Phelps Dodge Corp. ...................   1,982,721      2,236,080
                                                    ------------   ------------
                                                       3,080,352      3,215,451
                                                    ------------   ------------
              RETAIL -- 3.9%
     51,500   CVS Corp. ............................   1,702,869      1,654,180
     50,270   Federated Department Stores Inc. .....   1,615,247      2,172,167
     13,341   Sears Holdings Corp.+ ................   1,848,021      2,109,079
                                                    ------------   ------------
                                                       5,166,137      5,935,426
                                                    ------------   ------------
              SPECIALTY CHEMICALS -- 0.7%
     16,400   PPG Industries Inc. ..................   1,022,435      1,100,112
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 3.6%
     38,800   ALLTEL Corp. .........................   1,993,603      2,153,400
     24,300   Harris Corp. .........................     776,817      1,081,107
     60,418   Verizon Communications Inc. ..........   2,210,479      2,243,320
                                                    ------------   ------------
                                                       4,980,899      5,477,827
                                                    ------------   ------------
              TRANSPORTATION -- 2.2%
     32,400   Burlington Northern Santa Fe Corp. ...   1,765,244      2,379,456
     15,600   Overseas Shipholding Group Inc. ......     835,996        963,612
                                                    ------------   ------------
                                                       2,601,240      3,343,068
                                                    ------------   ------------
              UTILITIES -- 2.7%
     34,400   Exelon Corp. .........................   1,890,456      2,082,576
     49,700   PG&E Corp. ...........................   1,979,277      2,070,005
                                                    ------------   ------------
                                                       3,869,733      4,152,581
                                                    ------------   ------------
              TOTAL COMMON STOCKS ..................  73,878,318     84,769,725
                                                    ------------   ------------
  PRINCIPAL
   AMOUNT
   ------

              ASSET BACKED SECURITIES -- 0.5%
 $  825,000   GS Mortgage Securities Corp. II,
                97-GL Cl. A2D,
                6.940%, 07/13/30 ...................     831,543        830,189
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              CORPORATE BONDS -- 9.6%
              BANKING -- 1.6%
 $1,250,000   Bank of America Corp.,
                5.375%, 06/15/14 ...................$  1,298,836   $  1,257,341
  1,125,000   Citigroup Inc.,
                6.500%, 01/18/11 ...................   1,218,455      1,182,320
                                                    ------------   ------------
                                                       2,517,291      2,439,661
                                                    ------------   ------------
              BROKERAGE -- 1.0%
  1,450,000   Goldman Sachs Group Inc.,
                6.650%, 05/15/09 ...................   1,456,748      1,504,333
                                                    ------------   ------------
              COMPUTER HARDWARE -- 1.3%
    750,000   Hewlett-Packard Co.,
                3.625%, 03/15/08 ...................     749,286        732,745
  1,250,000   International Business
                Machines Corp.,
                4.875%, 10/01/06 ...................   1,250,000      1,250,000
                                                    ------------   ------------
                                                       1,999,286      1,982,745
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000   General Electric Co.,
                5.000%, 02/01/13 ...................   1,212,053      1,188,031
                                                    ------------   ------------
              ENERGY: OIL -- 1.3%
  1,000,000   Anadarko Petroleum Corp.,
                5.790%, 09/15/09 (a) ...............   1,001,920      1,002,029
  1,005,000   Occidental Petroleum Corp., MTN,
                4.250%, 03/15/10 ...................   1,006,965        977,999
                                                    ------------   ------------
                                                       2,008,885      1,980,028
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 0.6%
    950,000   Anheuser-Busch Cos. Inc.,
                4.375%, 01/15/13 ...................     937,230        908,694
                                                    ------------   ------------
              REAL ESTATE -- 1.1%
  1,600,000   Archstone-Smith Trust,
                7.200%, 03/01/13 ...................   1,560,746      1,721,280
                                                    ------------   ------------
              RETAIL -- 0.9%
  1,250,000   Wal-Mart Stores Inc.,
                6.875%, 08/10/09 ...................   1,292,175      1,309,880
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 1.0%
  1,460,000   Verizon Communications Inc.,
                MBIA, Deb.,
                6.460%, 04/15/08 ...................   1,463,680      1,490,791
                                                    ------------   ------------
              TOTAL CORPORATE BONDS ................  14,448,094     14,525,443
                                                    ------------   ------------



              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.3%
              FEDERAL HOME LOAN BANK -- 2.0%
  1,500,000    3.375%, 02/23/07 ....................   1,497,966      1,488,953
  1,500,000    5.375%, 05/18/16 ....................   1,509,580      1,546,213
                                                    ------------   ------------
                                                       3,007,546      3,035,166
                                                    ------------   ------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              FEDERAL HOME LOAN MORTGAGE CORP. -- 7.0%
 $2,000,000    Zero Coupon, 01/18/07 ...............$  1,969,850   $  1,969,790
  1,800,000    Zero Coupon, 04/20/07 ...............   1,750,000      1,749,949
  2,000,000    3.500%, 09/15/07 ....................   2,006,532      1,971,130
  1,400,000    3.625%, 09/15/08 ....................   1,361,440      1,365,682
  2,000,000    5.000%, 07/15/14 ....................   2,049,025      2,007,156
  1,500,000    5.250%, 04/18/16 ....................   1,476,781      1,533,681
                                                    ------------   ------------
                                                      10,613,628     10,597,388
                                                    ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.3%
  1,250,000    Zero Coupon, 10/25/06 ...............   1,246,071      1,246,071
  1,000,000    2.625%, 11/15/06 ....................     999,846        999,846
  2,000,000    4.250%, 07/15/07 ....................   1,993,836      1,985,564
  2,000,000    3.250%, 11/15/07 ....................   1,950,721      1,960,598
  1,500,000    4.625%, 01/15/08 ....................   1,495,579      1,492,376
  1,000,000    4.250%, 05/15/09 ....................     979,060        984,637
  1,500,000    5.375%, 11/15/11 ....................   1,510,883      1,533,864
  2,500,000    4.375%, 03/15/13 ....................   2,480,004      2,424,102
  1,500,000    5.000%, 04/15/15 ....................   1,570,086      1,508,772
                                                    ------------   ------------
                                                      14,226,086     14,135,830
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS .................  27,847,260     27,768,384
                                                    ------------   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 14.9%
              U.S. INFLATION INDEX NOTES -- 1.0%
  1,500,000    0.875%, 04/15/10 ....................   1,612,467      1,527,229
                                                    ------------   ------------
              U.S. TREASURY BILLS -- 0.6%
  1,000,000   U.S. Treasury Bill,
               4.980%++, 12/14/06 ..................     990,175        990,461
                                                    ------------   ------------
              U.S. TREASURY NOTES -- 13.3%
  1,700,000    3.500%, 11/15/06 ....................   1,701,287      1,701,287
  2,000,000    3.375%, 02/28/07 ....................   1,990,893      1,987,266
  1,800,000    3.625%, 04/30/07 ....................   1,792,031      1,786,360
  1,500,000    3.125%, 05/15/07 ....................   1,481,986      1,483,361
  2,000,000    3.375%, 02/15/08 ....................   1,973,671      1,962,892
  1,500,000    4.875%, 04/30/08 ....................   1,497,688      1,502,637
  1,250,000    3.375%, 12/15/08 ....................   1,240,135      1,217,286
  1,250,000    4.875%, 02/15/12 ....................   1,247,558      1,267,823
  2,250,000    4.750%, 05/15/14 ....................   2,247,907      2,269,777
  1,500,000    4.000%, 02/15/15 ....................   1,466,891      1,436,310
  2,000,000    4.250%, 08/15/15 ....................   1,994,638      1,946,172
  1,500,000    5.125%, 05/15/16 ....................   1,510,454      1,556,485
                                                    ------------   ------------
                                                      20,145,139     20,117,656
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ....  22,747,781     22,635,346
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 99.2% ...........$139,752,996    150,529,087
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.8% ..........   1,181,423
                                                                   ------------
              NET ASSETS -- 100.0% ................................$151,710,510
                                                                   ============
--------------
(a) Floating rate security. The rate disclosed is that in effect at September 30, 2006.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
MBIA Municipal Bond Insurance Association
MTN  Medium Term Note

                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              ASSET BACKED SECURITIES -- 2.2%
   $225,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 ....................$    231,269   $    226,415
                                                    ------------   ------------

              CORPORATE BONDS -- 41.4%
              COMPUTER HARDWARE -- 5.5%
    325,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ....................     325,418        317,523
    250,000   International Business
               Machines Corp.,
               4.875%, 10/01/06 ....................     250,000        250,000
                                                    ------------   ------------
                                                         575,418        567,523
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.4%
    250,000   General Electric Co.,
               5.000%, 02/01/13 ....................     252,511        247,507
                                                    ------------   ------------
              ENERGY AND UTILITIES: OIL -- 6.2%
    200,000   Anadarko Petroleum Corp.,
               5.790%, 09/15/09 (c) ................     200,384        200,406
    225,000   Chevron Corp.,
               3.375%, 02/15/08 ....................     225,502        219,623
    225,000   Occidental Petroleum Corp.,
               MTN, 4.250%, 03/15/10 ...............     225,000        218,955
                                                    ------------   ------------
                                                         650,886        638,984
                                                    ------------   ------------
              FINANCIAL SERVICES -- 20.1%
    200,000   American Express Credit Corp.,
               MTN, 5.490%, 06/16/11 (c) ...........     200,000        200,403
    300,000   Bank of America Corp.,
               5.375%, 06/15/14 ....................     311,721        301,762
    225,000   Citigroup Inc.,
               6.500%, 01/18/11 ....................     243,398        236,464
    300,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ....................     306,541        311,241
    260,000   International Bank for
               Reconstruction & Development,
               8.625%, 10/15/16 ....................     317,805        334,105
    275,000   Merrill Lynch & Co. Inc.
               MTN Series C,
               5.000%, 01/15/15 ....................     275,240        267,085
    200,000   SLM Corp., 5.450%, 04/25/11 ..........     199,798        201,429
    225,000   The Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ....................     219,994        216,476
                                                    ------------   ------------
                                                       2,074,497      2,068,965
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 2.3%
    250,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 ....................     246,647        239,130
                                                    ------------   ------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              REAL ESTATE -- 1.6%
   $150,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ....................$    146,617   $    161,370
                                                    ------------   ------------
              RETAIL -- 2.0%
    200,000   Wal-Mart Stores Inc.,
               6.875%, 08/10/09 ....................     206,748        209,581
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 1.3%
    125,000   Verizon Communications Inc.,
               MBIA, Deb., 6.460%, 04/15/08 ........     125,671        127,636
                                                    ------------   ------------
              TOTAL CORPORATE BONDS ................   4,278,995      4,260,696
                                                    ------------   ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.4%
              FEDERAL HOME LOAN BANK -- 5.4%
    300,000    4.625%, 11/21/08 ....................     299,465        297,933
    250,000    5.375%, 05/18/16 ....................     251,597        257,702
                                                    ------------   ------------
                                                         551,062        555,635
                                                    ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 13.7%
    175,000    Zero Coupon, 01/18/07 ...............     172,362        172,357
    250,000    3.750%, 04/15/07 ....................     249,668        248,006
    300,000    3.500%, 09/15/07 ....................     298,581        295,669
    250,000    3.625%, 09/15/08 ....................     245,124        243,872
    200,000    4.250%, 07/15/09 ....................     197,736        196,513
    250,000    5.250%, 04/18/16 ....................     246,130        255,614
                                                    ------------   ------------
                                                       1,409,601      1,412,031
                                                    ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.5%
    200,000    3.250%, 11/15/07 ....................     195,072        196,060
    175,000    5.375%, 11/15/11 ....................     175,716        178,951
    300,000    4.375%, 03/15/13 ....................     298,269        290,892
    162,205    5.500%, 09/01/20 ....................     162,033        162,388
    149,693    5.500%, 01/01/35 ....................     152,236        147,808
                                                    ------------   ------------
                                                         983,326        976,099
                                                    ------------   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.8%
     10,443   GNMA, Pool #580871,
               6.500%, 12/15/31 ....................      10,471         10,733
     97,850   GNMA, Pool #562288,
               6.000%, 12/15/33 ....................      99,874         99,193
    167,841   GNMA, Pool #604946
               5.500%, 01/15/34 ....................     170,445        166,911
    140,603   GNMA, Pool #604970,
               5.500%, 01/15/34 ....................     142,362        139,824
    186,769   GNMA, Pool #003747,
               5.000%, 08/20/35 ....................     185,051        180,740
                                                    ------------   ------------
                                                         608,203        597,401
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..................   3,552,192      3,541,166
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              U.S. GOVERNMENT OBLIGATIONS -- 19.7%
              U.S. INFLATION INDEX NOTES -- 2.7%
   $275,000    0.875%, 04/15/10 ....................$    295,708   $    279,992
                                                    ------------   ------------
              U.S. TREASURY BONDS -- 9.4%
    250,000    7.125%, 02/15/23 ....................     308,319        314,102
    300,000    6.125%, 11/15/27 ....................     308,755        350,977
    275,000    5.500%, 08/15/28 ....................     301,127        299,750
                                                    ------------   ------------
                                                         918,201        964,829
                                                    ------------   ------------
              U.S. TREASURY NOTES -- 7.6%
    275,000    4.750%, 05/15/14 ....................     281,620        277,417
    300,000    4.250%, 08/15/15 ....................     298,488        291,926
    200,000    5.125%, 05/15/16 ....................     201,394        207,531
                                                    ------------   ------------
                                                         781,502        776,874
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........................   1,995,411      2,021,695
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
          8   Forman Petroleum Corp.,
               Series A,
               expire 01/14/07+ (a) (b) ............$          0   $          0
         25   Forman Petroleum Corp.,
               Series B,
               expire 01/14/07+ (a) (b) ............           0              0
         25   Forman Petroleum Corp.,
               Series C,
               expire 01/14/07+ (a) (b) ............           0              0
         25   Forman Petroleum Corp.,
               Series D,
               expire 01/14/07+ (a) (b) ............           0              0
                                                    ------------   ------------
                                                               0              0
                                                    ------------   ------------
              TOTAL WARRANTS .......................           0              0
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 97.7% ...........$ 10,057,867     10,049,972
                                                    ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 2.3% ..........................     241,343
                                                                   ------------
              NET ASSETS -- 100.0% ................................$ 10,291,315
                                                                   ============
--------------
(a)   Security  fair  valued  under  procedures  established  by  the  Board  of
      Trustees.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $0 or 0.00% of total net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt
      from  registration,   normally  to  qualified   institutional  buyers.  At
      September 30, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total net assets.
(c) Floating rate security. The rate disclosed is that in effect at September 30, 2006.
+     Non-income producing security.
MBIA  Municipal Bond Insurance Association
MTN   Medium Term Note

                 See accompanying notes to financial statements.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS -- 98.9%
              AEROSPACE -- 5.2%
      2,400   DRS Technologies Inc. ................$     98,634   $    104,808
      5,500   Moog Inc., Cl. A+ ....................     139,466        190,630
      4,900   Teledyne Technologies Inc.+ ..........     164,098        194,040
                                                    ------------   ------------
                                                         402,198        489,478
                                                    ------------   ------------
              BUILDING AND CONSTRUCTION -- 5.2%
      6,500   Layne Christensen Co.+ ...............     161,324        185,705
      1,800   NCI Building Systems Inc.+ ...........      97,414        104,706
      3,400   Washington Group International Inc. ..     151,889        200,124
                                                    ------------   ------------
                                                         410,627        490,535
                                                    ------------   ------------
              BUSINESS SERVICES -- 3.9%
      5,800   Macquarie Infrastructure Co. Trust ...     163,776        180,844
      4,700   URS Corp.+ ...........................     155,023        182,783
                                                    ------------   ------------
                                                         318,799        363,627
                                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.2%
      5,300   Hyperion Solutions Corp.+ ............     169,731        182,744
      6,000   ManTech International Corp.,
               Cl. A+ ..............................     167,704        198,060
      6,200   SI International Inc.+ ...............     171,750        198,276
                                                    ------------   ------------
                                                         509,185        579,080
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 2.4%
     11,000   Knoll Inc. ...........................     184,030        222,200
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.3%
      3,600   Kennametal Inc. ......................     155,718        203,940
      4,100   Oregon Steel Mills Inc.+ .............     146,582        200,367
                                                    ------------   ------------
                                                         302,300        404,307
                                                    ------------   ------------
              ELECTRONICS -- 2.2%
      7,550   Benchmark Electronics Inc.+ ..........     171,810        202,944
                                                    ------------   ------------
              ENERGY AND UTILITIES -- 10.7%
      6,500   Atmos Energy Corp. ...................     176,871        185,575
      7,800   Cleco Corp. ..........................     171,655        196,872
      5,800   Foundation Coal Holdings Inc. ........     166,946        187,746
      6,400   Oil States International Inc.+ .......     207,794        176,000
      3,800   Unit Corp.+ ..........................     164,770        174,686
      2,000   Whiting Petroleum Corp.+ .............      85,421         80,200
                                                    ------------   ------------
                                                         973,457      1,001,079
                                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 8.1%
      7,100   Greenbrier Companies Inc. ............     204,691        205,971
      3,000   Hydril Co.+ ..........................     215,176        168,180
      4,300   IDEX Corp. ...........................     179,923        185,115
      2,600   Middleby Corp.+ ......................     182,538        200,356
                                                    ------------   ------------
                                                         782,328        759,622
                                                    ------------   ------------
              FINANCIAL SERVICES -- 8.8%
      6,500   Boston Private Financial
               Holdings Inc. .......................     163,368        181,220
      3,100   Calamos Asset Management
               Inc., Cl. A .........................      73,538         90,892
      5,000   Cathay General Bancorp ...............     170,415        180,500
      4,400   Placer Sierra Bancshares .............     120,566         97,724

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
      2,500   Provident Bankshares Corp. ...........$     84,944   $     92,625
      5,600   Stifel Financial Corp.+ ..............     214,720        177,744
                                                    ------------   ------------
                                                         827,551        820,705
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 1.9%
      5,600   J & J Snack Foods Corp. ..............     122,259        174,160
                                                    ------------   ------------
              HEALTH CARE -- 2.3%
     19,700   Five Star Quality Care Inc.+ .........     205,793        211,972
                                                    ------------   ------------
              HOTELS AND GAMING -- 4.2%
      8,700   Marcus Corp. .........................     171,649        199,839
      5,300   Orient-Express Hotels Ltd.,
               Cl. A ...............................     139,841        198,114
                                                    ------------   ------------
                                                         311,490        397,953
                                                    ------------   ------------
              METALS AND MINING -- 4.1%
      5,100   Cleveland-Cliffs Inc. ................     188,691        194,361
      4,400   RTI International Metals Inc.+ .......     191,774        191,752
                                                    ------------   ------------
                                                         380,465        386,113
                                                    ------------   ------------
              REAL ESTATE -- 12.2%
      6,300   Getty Realty Corp. ...................     167,465        184,464
      4,600   LaSalle Hotel Properties .............     131,606        199,364
      4,700   Lexington Corporate
               Properties Trust ....................     104,386         99,546
      4,477   Longview Fibre Co. ...................     103,518         90,972
      4,700   Maguire Properties Inc. ..............     159,204        191,478
      4,000   Post Properties Inc. .................     145,945        190,080
      6,200   Sunstone Hotel Investors Inc. ........     153,647        184,264
                                                    ------------   ------------
                                                         965,771      1,140,168
                                                    ------------   ------------
              RETAIL -- 8.1%
     11,200   CKE Restaurants Inc. .................     176,545        187,264
      3,400   The Children's Place
               Retail Stores Inc.+ .................     189,863        217,702
      5,000   The Men's Wearhouse Inc. .............     182,876        186,050
      8,800   The Warnaco Group Inc.+ ..............     186,791        170,192
                                                    ------------   ------------
                                                         736,075        761,208
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 1.9%
     14,576   General Communication Inc.,
                 Cl. A+ ............................     152,047        180,597
                                                    ------------   ------------
              TRANSPORTATION -- 7.2%
      8,800   Arlington Tankers Ltd. ...............     200,520        198,528
      3,500   Freightcar America Inc. ..............     145,407        185,500
      4,300   Genco Shipping & Trading Ltd. ........      94,806         97,438
     11,500   Horizon Lines Inc. Cl. A .............     129,203        192,050
                                                    ------------   ------------
                                                         569,936        673,516
                                                    ------------   ------------
              TOTAL COMMON STOCKS ..................   8,326,121      9,259,264
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 98.9% ...........$  8,326,121      9,259,264
                                                    ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 1.1% ..........................     105,020
                                                                   ------------
              NET ASSETS -- 100.0% ................................$  9,364,284
                                                                   ============
 --------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS -- 27.4%
              BANKING -- 2.7%
      6,200   Bank of America Corp. ................$    292,592   $    332,134
                                                    ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.3%
      3,500   FPL Group Inc. .......................     141,522        157,500
                                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.4%
      9,700   Enterprise Products Partners LP ......     250,551        259,475
      2,800   ONEOK Partners LP ....................     130,806        157,500
                                                    ------------   ------------
                                                         381,357        416,975
                                                    ------------   ------------
              FINANCIAL SERVICES -- 1.4%
      2,400   AllianceBernstein Holding LP .........     130,503        165,576
                                                    ------------   ------------
              FOOD AND BEVERAGE -- 1.3%
      6,395   Reddy Ice Holdings Inc. ..............     135,133        154,759
                                                    ------------   ------------
              METALS AND MINING -- 3.5%
      6,500   Compass Minerals International Inc. ..     161,698        184,015
     10,300   Penn Virginia Resource Partners LP ...     274,208        247,509
                                                    ------------   ------------
                                                         435,906        431,524
                                                    ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 5.7%
      5,100   Getty Realty Corp. ...................     140,303        149,328
     10,000   Healthcare Realty Trust Inc. .........     365,242        384,100
      4,082   Rayonier Inc. ........................     155,576        154,299
                                                    ------------   ------------
                                                         661,121        687,727
                                                    ------------   ------------
              TRANSPORTATION -- 8.1%
     14,400   Arlington Tankers Ltd. ...............     315,583        324,864
     23,800   Double Hull Tankers Inc. .............     317,055        327,250
     11,000   Teekay LNG Partners LP ...............     322,189        334,950
                                                    ------------   ------------
                                                         954,827        987,064
                                                    ------------   ------------
              TOTAL COMMON STOCKS ..................   3,132,961      3,333,259
                                                    ------------   ------------
              PREFERRED STOCKS -- 21.7%
              BROADCASTING -- 2.8%
     13,400   CBS Corp., 7.250% Pfd. ...............     340,175        336,340
                                                    ------------   ------------
              BROKERAGE -- 2.7%
     12,900   Lehman Brothers Holdings Inc.,
               6.080% Pfd., Ser. G (a) .............     324,199        330,756
                                                    ------------   ------------
              FINANCIAL SERVICES -- 16.2%
     13,000   Bank One Capital VI, 7.200% Pfd. .....     331,188        330,200
     13,000   Barclays Bank plc,
               6.625% Pfd., Ser. 2 .................     325,000        336,830
      6,000   Fannie Mae, 7.085% Pfd.,
               Ser. O (a) ..........................     332,225        319,125
     13,700   General Electric Capital
               Corp., 5.875% Pfd. ..................     338,037        334,417
     12,600   Metlife Inc., 6.390% Pfd.,
               Ser. A (a) ..........................     324,858        325,710

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
     13,000   Wells Fargo Capital Trust IV,
               7.000% Pfd. .........................$    334,740   $    327,600
                                                    ------------   ------------
                                                       1,986,048      1,973,882
                                                    ------------   ------------
              TOTAL PREFERRED STOCKS ...............   2,650,422      2,640,978
                                                    ------------   ------------
              CONVERTIBLE PREFERRED STOCKS -- 6.9%
              BROKERAGE -- 2.8%
     12,400   Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd., Ser. GIS ...........     322,936        338,520
                                                    ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.7%
      6,100   Entergy Corp., 7.625% Cv. Pfd. .......     307,200        331,962
                                                    ------------   ------------
              FINANCIAL SERVICES -- 1.4%
        600   Alleghany Corp., 5.750% Cv. Pfd. .....     159,265        171,375
                                                    ------------   ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ....................     789,401        841,857
                                                    ------------   ------------
    PRINCIPAL
     AMOUNT
    -------
              CORPORATE BONDS -- 4.6%
              ENERGY AND UTILITIES -- 2.5%
   $300,000   Anadarko Petroleum Corp.,
               5.790%, 09/15/09 (a) ................     300,570        300,609
                                                    ------------   ------------
              FINANCIAL SERVICES -- 2.1%
    250,000   American Express Credit Corp., MTN,
               5.490%, 06/16/11 (a) ................     250,000        250,503
                                                    ------------   ------------
              TOTAL CORPORATE BONDS ................     550,570        551,112
                                                    ------------   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.0%
              FEDERAL HOME LOAN BANK -- 3.1%
    375,000    4.625%, 01/18/08 ....................     372,552        373,065
                                                    ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 4.4%
    250,000    Zero Coupon, 01/18/07 ...............     246,232        246,224
    300,000    3.500%, 09/15/07 ....................     296,215        295,669
                                                    ------------   ------------
                                                         542,447        541,893
                                                    ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.5%
    450,000    4.250%, 07/15/07 ....................     447,934        446,752
    350,000    3.250%, 11/15/07 ....................     342,396        343,105
                                                    ------------   ------------
                                                         790,330        789,857
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..................   1,705,329      1,704,815
                                                    ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 21.8%
              U.S. TREASURY BILLS -- 2.4%
    300,000   U.S. Treasury Bills, 4.980%++,
                    12/14/06 .......................     297,053        297,138
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

  PRINCIPAL                                                           MARKET
   AMOUNT                                              COST            VALUE
   ------                                              ----            -----
              U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
              U.S. TREASURY NOTES -- 19.4%
   $325,000    3.500%, 11/15/06 ....................$    324,616   $    324,616
    250,000    3.375%, 02/28/07 ....................     248,249        248,408
    275,000    3.750%, 03/31/07 ....................     273,282        273,357
    425,000    3.125%, 05/15/07 ....................     421,651        420,286
    400,000    3.625%, 06/30/07 ....................     395,839        396,063
    375,000    3.375%, 02/15/08 ....................     366,491        368,042
    325,000    4.875%, 04/30/08 ....................     324,499        325,571
                                                    ------------   ------------
                                                       2,354,627      2,356,343
                                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........................   2,651,680      2,653,481
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 96.4% ...........$ 11,480,363     11,725,502
                                                    ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.6% ..........................     443,435
                                                                   ------------
              NET ASSETS -- 100.0% ................................$ 12,168,937
                                                                   ============
--------------
(a) Floating rate security. The rate disclosed is that in effect at September 30, 2006.
++    Represents annualized yield at date of purchase.
MTN   Medium Term Note

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS -- 98.0%
              AGRICULTURE -- 0.4%
        200   J.G. Boswell Co. .....................$    124,000   $    144,000
                                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
     50,000   Earl Scheib Inc.+ ....................     243,865        180,000
     21,700   Midas Inc.+ ..........................     291,865        448,756
     30,000   Proliance International Inc.+ ........     140,544        137,100
      1,000   Puradyn Filter Technologies Inc.+ ....       1,645          1,000
     34,000   Standard Motor Products Inc. .........     377,590        407,660
                                                    ------------   ------------
                                                       1,055,509      1,174,516
                                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.5%
      9,000   CPI Aerostructures Inc.+ .............      96,813         42,300
        800   Curtiss-Wright Corp. .................       8,610         24,280
      6,200   Kaman Corp. ..........................      92,246        111,662
    155,000   The Fairchild Corp., Cl. A+ ..........     747,748        403,000
                                                    ------------   ------------
                                                         945,417        581,242
                                                    ------------   ------------
              BROADCASTING -- 4.0%
     53,000   Acme Communications Inc.+ ............     321,038        278,780
     25,500   Beasley Broadcast Group Inc., Cl. A ..     246,757        179,265
     62,000   Crown Media Holdings Inc., Cl. A+ ....     474,841        278,380
     10,000   Fisher Communications Inc.+ ..........     413,617        415,500
      5,000   Granite Broadcasting Corp.+ ..........       2,000            650
     23,000   Gray Television Inc. .................     212,749        147,430
     15,000   ION Media Networks Inc.+ .............      41,060         12,150
      9,000   Salem Communications Corp., Cl. A ....     154,890        101,790
     41,000   Young Broadcasting Inc., Cl. A+ ......     291,937         94,300
                                                    ------------   ------------
                                                       2,158,889      1,508,245
                                                    ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.5%
      4,000   Huttig Building Products Inc.+ .......      13,358         22,120
      6,000   The Monarch Cement Co. ...............     140,135        175,800
                                                    ------------   ------------
                                                         153,493        197,920
                                                    ------------   ------------
              BUSINESS SERVICES -- 3.5%
    153,000   AMICAS Inc.+ .........................     725,126        455,940
     28,000   ANC Rental Corp.+ ....................         840              3
     74,000   Edgewater Technology Inc.+ ...........     293,188        421,800
     41,000   Nashua Corp.+ ........................     267,736        286,590
        804   National Stock Yards Co. .............      80,700        135,876
     10,000   PubliCARD Inc.+ ......................      14,436            150
        500   StarTek Inc. .........................       8,375          6,235
                                                    ------------   ------------
                                                       1,390,401      1,306,594
                                                    ------------   ------------
              CABLE -- 0.1%
     90,000   Adelphia Communications Corp., Cl. A+       15,750          3,150
      2,500   Outdoor Channel Holdings Inc.+ .......      24,825         27,225
                                                    ------------   ------------
                                                          40,575         30,375
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000   Andrew Corp.+ ........................$      3,413   $      9,230
     10,000   Communications Systems Inc. ..........      84,990         93,400
                                                    ------------   ------------
                                                          88,403        102,630
                                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.6%
     23,881   Gemplus International SA+ ............      10,945         40,578
      5,600   Lab-Volt Systems Inc.+ ...............      31,800         63,056
     25,000   Mobius Management Systems Inc.+ ......     190,228        168,500
    460,500   Net Perceptions Inc.+ ................     188,818        828,900
        834   Prosoft Learning Corp.+ ..............      11,216             25
    850,000   StorageNetworks Inc. Escrow+ (a) .....           0         25,500
      6,000   Tyler Technologies Inc.+ .............      24,120         77,580
     11,000   Vitria Technology Inc.+ ..............      66,989         29,590
     20,000   Xanser Corp.+ ........................      83,498        117,000
                                                    ------------   ------------
                                                         607,614      1,350,729
                                                    ------------   ------------
              CONSUMER PRODUCTS -- 4.1%
     68,000   Adams Golf Inc.+ .....................     115,878         95,200
      6,000   American Locker Group Inc.+ ..........      74,117         26,700
      2,000   Ducati Motor Holding SpA, ADR ........      31,192         18,380
      5,000   Levcor International Inc.+ ...........      15,701          2,775
      4,500   Marine Products Corp. ................       4,609         43,740
      1,000   Marzotto SpA .........................         787          4,625
        300   National Presto Industries Inc. ......       8,618         16,581
    180,000   Schiff Nutrition International Inc.+ .     328,887      1,252,800
     41,530   Syratech Corp.+ ......................      10,383          2,077
      2,000   Valentino Fashion Group SpA ..........      11,538         68,627
                                                    ------------   ------------
                                                         601,710      1,531,505
                                                    ------------   ------------
              CONSUMER SERVICES -- 0.0%
      1,000   Collectors Universe Inc. .............       3,530         13,950
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 6.8%
      7,700   Ampco-Pittsburgh Corp. ...............     154,000        238,161
     80,000   Harbor Global Co. Ltd.+ ..............     433,730        882,000
     26,500   Haulotte Group .......................     142,049        685,846
     62,000   Katy Industries Inc.+ ................     296,348        174,840
      2,000   Lindsay Manufacturing Co. ............      39,765         57,500
        400   Oregon Steel Mills Inc.+ .............       3,421         19,548
     11,750   RWC Inc.+ ............................     281,315         32,313
     35,000   Tech/Ops Sevcon Inc. .................     205,347        242,200
        500   The Lamson & Sessions Co.+ ...........       2,475         11,910
     24,000   WHX Corp.+ ...........................     309,477        216,000
                                                    ------------   ------------
                                                       1,867,927      2,560,318
                                                    ------------   ------------
              ELECTRONICS -- 2.8%
      7,000   California Micro Devices Corp.+ ......      42,015         35,700
     20,000   CTS Corp. ............................     167,434        275,600
     11,500   George Risk Industries Inc. ..........      52,760         82,513
    112,500   IntriCon Corp.+ ......................     355,318        547,312
      5,000   Methode Electronics Inc. .............      46,440         47,550
     20,000   SIRIT Inc.+ ..........................      11,714          3,489
      4,000   Zoran Corp.+ .........................      25,729         64,320
                                                    ------------   ------------
                                                         701,410      1,056,484
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: ELECTRIC -- 0.6%
        800   British Energy Group plc+ ............$      4,271   $      8,695
      1,000   Green Mountain Power Corp. ...........      21,571         33,370
      7,000   Unitil Corp. .........................     172,599        170,100
                                                    ------------   ------------
                                                         198,441        212,165
                                                    ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.7%
     25,000   Aquila Inc.+ .........................      71,600        108,250
     34,950   Florida Public Utilities Co. .........     318,064        482,310
      7,500   MGE Energy Inc. ......................     237,363        242,850
        800   Pardee Resources Co. Inc. ............      72,100        144,400
     95,200   Progress Energy Inc., CVO+ ...........      10,472         31,416
                                                    ------------   ------------
                                                         709,599      1,009,226
                                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
        500   Cascade Natural Gas Corp. ............      10,612         13,045
      4,000   Chesapeake Utilities Corp. ...........     100,296        120,200
     15,000   Corning Natural Gas Corp.+ ...........     226,160        240,750
      1,000   Evergreen Energy Inc.+ ...............       7,920         10,510
     31,200   PetroCorp Escrow Shares+ (a) .........           0          1,872
     15,500   RGC Resources Inc. ...................     332,976        401,450
      2,100   U.S. Energy Corp.+ ...................      14,476          8,463
                                                    ------------   ------------
                                                         692,440        796,290
                                                    ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 2.4%
     14,000   Acergy SA, ADR+ ......................      45,204        238,980
        950   Covanta Holding Corp.+ ...............       3,996         20,454
     36,000   RPC Inc. .............................     221,650        659,520
                                                    ------------   ------------
                                                         270,850        918,954
                                                    ------------   ------------
              ENERGY AND UTILITIES: WATER -- 1.9%
      4,500   Artesian Resources Corp., Cl. A ......      48,062         84,645
      1,500   BIW Ltd. .............................      27,266         24,075
      2,500   California Water Service Group .......      55,552         92,325
      4,000   Consolidated Water Co. Ltd. ..........      55,124         98,280
      6,000   Middlesex Water Co. ..................     102,162        115,380
     10,000   SJW Corp. ............................     118,389        299,100
                                                    ------------   ------------
                                                         406,555        713,805
                                                    ------------   ------------
              ENTERTAINMENT -- 2.3%
     12,500   Canterbury Park Holding Corp. ........     129,392        158,375
      1,802   Chestnut Hill Ventures+ (a)(c) .......      67,956         38,701
     34,000   Dover Motorsports Inc. ...............     170,332        184,280
     21,000   Jetix Europe NV+ .....................     122,472        454,027
      1,000   LodgeNet Entertainment Corp.+ ........      11,000         18,880
      2,000   Triple Crown Media Inc.+ .............      12,000         14,560
                                                    ------------   ------------
                                                         513,152        868,823
                                                    ------------   ------------
              ENVIRONMENTAL CONTROL -- 0.0%
     10,000   BioteQ Environmental
               Technologies Inc.+ ..................      16,559         15,925
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              EQUIPMENT AND SUPPLIES -- 6.8%
    145,000   Baldwin Technology Co. Inc.,
                 Cl. A+ ............................$    308,665   $    839,550
     15,000   Capstone Turbine Corp.+ ..............      27,450         21,150
     23,000   Cherokee International Corp.+ ........     108,327         80,500
     16,000   Core Molding Technologies Inc.+ ......      47,844        110,400
     22,000   Fedders Corp.+ .......................     110,026         27,500
      1,000   Genoil Inc.+ .........................         225            760
      4,000   Gerber Scientific Inc.+ ..............      13,873         59,920
      9,000   Gildemeister AG ......................      66,269         90,957
      4,000   GrafTech International Ltd.+ .........      24,000         23,360
     21,000   L.S. Starrett Co., Cl. A .............     339,640        300,300
     20,000   Maezawa Kyuso Industries Co. Ltd. ....     108,117        313,228
      7,500   Mine Safety Appliances Co. ...........     227,906        267,300
     13,900   SL Industries Inc.+ ..................      88,117        266,880
      1,000   SRS Labs Inc.+ .......................       5,500          6,200
      3,800   The Eastern Co. ......................      58,424        106,400
        800   Watts Water Technologies Inc.,
               Cl. A ...............................      12,236         25,408
                                                    ------------   ------------
                                                       1,546,619      2,539,813
                                                    ------------   ------------
              FINANCIAL SERVICES -- 18.5%
      1,000   Bancshares of Florida Inc.+ ..........      14,313         21,080
     15,500   Berkshire Bancorp Inc. ...............     199,016        248,000
     11,000   Crazy Woman Creek Bancorp Inc. .......     143,391        188,100
    436,500   Epoch Holding Corp.+ .................     683,126      2,880,900
      6,000   Fidelity Southern Corp. ..............      53,378        109,590
     30,000   Flushing Financial Corp. .............     449,987        525,000
     31,000   Fulton Financial Corp. ...............     193,062        501,890
         10   Guaranty Corp., Cl. A+ ...............     137,500        158,000
     70,000   Ladenburg Thalmann Financial
               Services Inc.+ ......................      50,558         73,500
        500   Magyar Bancorp Inc.+ .................       5,275          6,585
      3,150   Northrim BanCorp Inc. ................      60,970         83,160
      6,400   Parish National Corp.+ ...............     238,648        603,200
      9,167   Patriot National Bancorp Inc. ........     141,747        220,741
      2,500   PennFed Financial Services Inc. ......      42,628         41,925
     11,500   Seacoast Banking Corp. of Florida ....     222,420        347,300
        116   Sunwest Bank+ ........................     322,721        388,600
     13,000   SWS Group Inc. .......................     239,027        323,570
     14,000   Synergy Financial Group Inc. .........     142,492        225,400
        500   TIB Financial Corp. ..................       7,780         15,965
                                                    ------------   ------------
                                                       3,348,039      6,962,506
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.0%
      4,500   Boston Beer Co. Inc., Cl. A+ .........$     82,979   $    147,825
      4,000   Genesee Corp., Cl. A+ ................      13,980          9,420
     30,100   Genesee Corp., Cl. B+ ................      55,564         62,458
      2,000   J & J Snack Foods Corp. ..............      28,830         62,200
     22,000   Lifeway Foods Inc.+ ..................      78,614        150,480
     14,000   MGP Ingredients Inc. .................      67,550        297,780
        400   Scheid Vineyards Inc., Cl. A+ ........      11,311         14,400
      1,000   The Inventure Group Inc.+ ............       2,660          2,380
        100   Willamette Valley Vineyards Inc.+ ....         400            571
                                                    ------------   ------------
                                                         341,888        747,514
                                                    ------------   ------------
              HEALTH CARE -- 10.0%
     25,000   AFP Imaging Corp.+ ...................      54,566         42,000
     13,000   Arkopharma ...........................     187,359        190,398
     55,000   BioLase Technology Inc.+ .............     651,024        343,750
      2,800   Biosite Inc.+ ........................      84,132        129,444
     11,500   Boiron SA ............................     190,555        260,300
      1,000   Bruker BioSciences Corp.+ ............       5,980          7,010
     36,000   Cholestech Corp.+ ....................     277,469        432,000
     96,000   Del Global Technologies Corp.+ .......     205,665        168,000
      3,000   DexCom Inc.+ .........................      55,852         33,390
      1,000   Escalon Medical Corp.+ ...............       4,920          4,080
     15,279   Exactech Inc.+ .......................     235,526        208,711
      1,000   ICU Medical Inc.+ ....................      30,050         45,480
     21,000   Lifecore Biomedical Inc.+ ............     161,125        296,100
     14,000   Neogen Corp.+ ........................     160,903        303,240
      2,500   NMT Medical Inc.+ ....................       7,858         38,625
      1,000   Orthofix International NV+ ...........      27,010         45,470
     27,000   Quidel Corp.+ ........................     118,831        381,240
     37,000   Regeneration Technologies Inc.+ ......     331,756        259,740
        500   Sirona Dental Systems Inc. ...........       9,750         16,465
     76,500   Sonic Innovations Inc.+ ..............     383,462        313,650
      2,000   Tutogen Medical Inc.+ ................      10,180          8,940
     12,000   United-Guardian Inc. .................     112,483        111,000
      3,200   Young Innovations Inc. ...............      86,579        115,072
                                                    ------------   ------------
                                                       3,393,035      3,754,105
                                                    ------------   ------------
              HOTELS AND GAMING -- 0.3%
      1,000   Cloverleaf Kennel Club, Cl. A+ .......       3,250          2,675
      6,000   Dover Downs Gaming &
               Entertainment Inc. ..................      37,310         72,900
         29   Fair Grounds Corp.+ (a) ..............     177,460            319
      2,000   Florida Gaming Corp.+ ................       6,950         25,500
                                                    ------------   ------------
                                                         224,970        101,394
                                                    ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 5.0%
     80,000   Cavalier Homes Inc.+ .................     443,541        255,200
      9,000   Cavco Industries Inc.+ ...............     167,143        283,590
     10,000   Nobility Homes Inc. ..................     157,337        268,100
     16,000   Palm Harbor Homes Inc.+ ..............     325,687        239,360
      6,000   Skyline Corp. ........................     203,272        229,260
     73,000   Southern Energy Homes Inc.+ ..........     281,579        614,660
                                                    ------------   ------------
                                                       1,578,559      1,890,170
                                                    ------------   ------------

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              METALS AND MINING -- 0.0%
    615,000   Royal Oak Mines Inc.+ ................$      2,314   $        615
                                                    ------------   ------------
              MUTUAL FUNDS -- 0.8%
     24,000   MVC Capital Inc. .....................     217,842        311,040
                                                    ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
        300   Keweenaw Land Association Ltd. .......      46,200         50,700
                                                    ------------   ------------
              PUBLISHING -- 0.4%
     90,000   PRIMEDIA Inc.+ .......................     146,833        136,800
                                                    ------------   ------------
              REAL ESTATE -- 4.0%
      5,000   Capital Properties Inc., Cl. A .......      73,300        119,950
        350   Case Pomeroy & Co. Inc., Cl. A .......     570,325        625,625
         50   Case Pomeroy & Co. Inc., Cl. B .......      58,825         89,375
      2,500   CKX Lands Inc. .......................      19,766         29,225
     15,500   Griffin Land & Nurseries Inc.+ .......     311,580        469,185
      3,000   Gyrodyne Co. of America Inc.+ ........      53,308        139,950
        400   Holobeam Inc.+ .......................      15,500         17,900
      2,508   Royalty LLC (a) ......................           0              0
                                                    ------------   ------------
                                                       1,102,604      1,491,210
                                                    ------------   ------------
              RESTAURANTS -- 0.7%
     18,000   Nathan's Famous Inc.+ ................     126,077        243,000
                                                    ------------   ------------
              RETAIL -- 0.9%
      2,200   Bowlin Travel Centers Inc.+ ..........       3,750          3,740
     24,000   CoolBrands International Inc.+ .......      56,139         14,171
      1,000   Cost-U-Less Inc.+ ....................       7,022          8,660
     10,000   Movado Group Inc. ....................     145,136        254,200
      8,000   Sport Supply Group Inc.+ .............      10,250         68,600
                                                    ------------   ------------
                                                         222,297        349,371
                                                    ------------   ------------
              SPECIALTY CHEMICALS -- 1.8%
    267,226   General Chemical Group Inc.+ .........      59,859          1,603
     30,000   Hawkins Inc. .........................     380,688        426,600
      1,000   KMG Chemicals Inc. ...................       3,270          8,380
     55,000   Omnova Solutions Inc.+ ...............     302,076        229,900
                                                    ------------   ------------
                                                         745,893        666,483
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 3.7%
      1,000   Ambient Corp.+ .......................         280            145
      1,000   Applied Signal Technology Inc. .......      16,330         14,840
     24,000   D&E Communications Inc. ..............     265,251        302,640
     13,000   HickoryTech Corp. ....................     154,118         91,000
         80   Horizon Telecom Inc., Cl. A ..........       9,250          6,200
        339   Horizon Telecom Inc., Cl. B ..........      39,073         19,493
      1,200   Lexcom Inc., Cl. B ...................      68,955         44,130
     20,000   New Ulm Telecom Inc. .................     198,219        307,500
      2,305   NTL Inc. .............................      31,540         58,616
     10,000   PNV Inc.+ ............................           3             15
        300   Preformed Line Products Co. ..........      13,941         10,722
      6,000   Shenandoah Telecommunications Co. ....      94,686        260,820
     20,000   Stratos International Inc.+ ..........      81,837        138,400
     33,000   Sycamore Networks Inc.+ ..............     107,085        124,740
                                                    ------------   ------------
                                                       1,080,568      1,379,261
                                                    ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                      MARKET
     SHARES                                            COST            VALUE
     ------                                            ----            -----
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 0.1%
      2,500   Providence and Worcester
               Railroad Co. ........................$     36,934   $     50,250
                                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.2%
      9,000   Rural Cellular Corp., Cl. A+ .........       7,830         86,670
                                                    ------------   ------------
              TOTAL COMMON STOCKS ..................  26,714,976     36,854,598
                                                    ------------   ------------
              PREFERRED STOCKS -- 1.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     16,000   Jungheinrich AG Pfd. .................     129,990        430,327
                                                    ------------   ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              FOOD AND BEVERAGE -- 0.2%
      3,500   Seneca Foods Corp.,
               Cv. Pfd. Ser. 2003+ .................      53,375         94,570
                                                    ------------   ------------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing Systems Inc.,
               expire 11/11/11+ (a)(c) .............           0              0
     37,500   Interep National Radio Sales Inc.,
               expire 05/06/07+ (a)(b)(c) ..........           0              0
                                                    ------------   ------------
                                                               0              0
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780   WHX Corp., expire 02/28/08+ ..........      11,721          4,347
                                                    ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.1%
      1,680   British Energy Group plc,
               expire 01/17/10+ ....................       5,488         15,075
                                                    ------------   ------------
              TOTAL WARRANTS .......................      17,209         19,422
                                                    ------------   ------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                            COST            VALUE
     ------                                            ----            -----
              U.S. GOVERNMENT OBLIGATIONS -- 0.9%
   $326,000   U.S. Treasury Bills,
               4.727% to 4.843%++,
               10/26/06 to 12/28/06 ................$    324,115   $    324,106
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 100.3% ..........$ 27,239,665     37,723,023
                                                    ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- (0.3)% ........................    (113,625)
                                                                   ------------
              NET ASSETS -- 100.0% ................................$ 37,609,398
                                                                   ============
 --------------
(a)   Security  fair  valued  under  procedures  established  by  the  Board  of
      Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $66,392 or 0.18% of total net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $0 or 0.00% of total net assets.
(c) At September 30, 2006, the Fund held investments in restricted securities amounting to $38,701 or 0.10% of total net assets, which were valued under methods approved by the Board, as follows:

                                                                      09/30/06
                                                                      CARRYING
ACQUISITION                                ACQUISITION ACQUISITION     VALUE
  SHARES    ISSUER                             DATE       COST        PER UNIT
  -------   ------                            ------     ------       --------
   1,666    Avalon Digital
             Marketing Systems Inc.
             Warrants expire 11/11/11 ..... 04/03/00          --            --
   1,802    Chestnut Hill Ventures ........ 09/20/00     $67,956      $21.4767
  37,500    Interep National Radio
             Sales Inc.
             Warrants expire 05/06/07 ..... 05/03/02          --            --

  +   Non-income producing security.
  ++  Represents annualized yield at date of purchase.
  ADR American Depository Receipt
  CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
================================================================================

                                                  EQUITY       BALANCED    INTERMEDIATE    SMALLCAP       INCOME          MIGHTY
                                                   FUND          FUND        BOND FUND    EQUITY FUND      FUND       MITES(SM) FUND
                                               ------------  ------------  ------------  ------------  ------------   --------------
ASSETS:
   Investments, at value (cost $145,491,023,
     $139,752,996, $10,057,867, $8,326,121,
     $11,480,363, and $27,239,665,
     respectively) ........................... $170,707,659  $150,529,087  $ 10,049,972  $  9,259,264  $ 11,725,502   $ 37,723,023
   Cash ......................................    1,120,930       260,541       170,431       119,219       454,648          1,065
   Receivable for investments sold ...........   17,501,158            --            --        76,397            --         10,107
   Receivable for Fund shares sold ...........      117,810       398,917         3,038         1,088         2,568            300
   Dividends and interest receivable .........      273,334       808,249       112,987        12,276        64,089         35,323
   Prepaid expense ...........................        1,559         1,349           318           309           357            581
                                               ------------  ------------  ------------  ------------  ------------   ------------
   TOTAL ASSETS ..............................  189,722,450   151,998,143    10,336,746     9,468,553    12,247,164     37,770,399
                                               ------------  ------------  ------------  ------------  ------------   ------------
LIABILITIES:
   Dividends payable .........................           --            --         6,489            --            --             --
   Payable for Fund shares redeemed ..........   16,839,417        32,578            90        63,126        33,840         75,645
   Payable for investment advisory fees ......      152,688        92,447        16,417        23,397        22,601         30,387
   Payable for distribution fees .............       38,956        32,622         2,322         2,166         2,596          8,058
   Payable for shareholder
     communications expenses .................       26,959        20,233         1,959         2,341         3,540          9,808
   Payable for shareholder services fees .....       46,785        38,731         4,398         2,898         4,151         10,301
   Payable for audit fees ....................       64,716        53,242         9,116         8,783         9,680         17,513
   Other accrued expenses ....................       20,914        17,780         4,640         1,558         1,819          9,289
                                               ------------  ------------  ------------  ------------  ------------   ------------
   TOTAL LIABILITIES .........................   17,190,435       287,633        45,431       104,269        78,227        161,001
                                               ------------  ------------  ------------  ------------  ------------   ------------
   NET ASSETS ................................ $172,532,015  $151,710,510  $ 10,291,315  $  9,364,284  $ 12,168,937   $ 37,609,398
                                               ============  ============  ============  ============  ============   ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest,
     each class at $0.001 par value .......... $     13,793  $     11,827  $        952  $        749  $      1,010   $      2,351
   Additional paid-in capital ................  120,065,593   122,094,743    10,328,216    16,593,956     9,729,457     22,410,153
   Accumulated (distributions in excess of)
    net investment income ....................      594,350         2,000          (465)      112,195        11,745         98,410
   Accumulated net realized gain (loss) on
     investments and foreign
     currency transactions ...................   26,641,643    18,825,849       (29,493)   (8,275,759)    2,181,586      4,614,945
   Net unrealized appreciation/(depreciation)
     on investments ..........................   25,216,636    10,776,091        (7,895)      933,143       245,139     10,483,358
   Net unrealized appreciation on foreign
     currency translations ...................           --            --            --            --            --            181
                                               ------------  ------------  ------------  ------------  ------------   ------------
   NET ASSETS ................................ $172,532,015  $151,710,510  $ 10,291,315  $  9,364,284  $ 12,168,937   $ 37,609,398
                                               ============  ============  ============  ============  ============   ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets ................................ $169,404,160  $145,027,730  $  9,917,008  $  8,716,679  $ 12,053,929   $ 36,843,058
                                               ============  ============  ============  ============  ============   ============
   Shares of beneficial interest outstanding;
    unlimited number of shares authorized ....   13,541,450    11,308,744       917,044       696,584     1,000,779      2,301,634
                                                 ==========    ==========       =======       =======     =========      =========
   NET ASSET VALUE, offering and
     redemption price per share ..............       $12.51        $12.82        $10.81        $12.51        $12.04         $16.01
                                                     ======        ======        ======        ======        ======         ======
   CLASS A:
   Net assets ................................   $2,779,601    $5,596,276       $91,620      $403,054       $96,665         $3,603
                                                 ==========    ==========       =======      ========       =======         ======
   Shares of beneficial interest
     outstanding; unlimited number of
     shares authorized .......................      223,210       434,850         8,473        32,377         7,832            226
                                                    =======       =======         =====        ======         =====            ===
   NET ASSET VALUE and redemption
     price per share .........................       $12.45        $12.87        $10.81        $12.45        $12.34         $15.94
                                                     ======        ======        ======        ======        ======        =======
   Maximum offering price per share
    (NAV / .96, based on maximum sales
    charge of 4.00% of the offering price) ...       $12.97        $13.41        $11.26        $12.97        $12.85         $16.60
                                                     ======        ======        ======        ======        ======         ======
   CLASS B:
   Net assets ................................      $31,852      $140,613      $282,588        $6,055        $2,124       $451,816
                                                    =======      ========      ========        ======        ======       ========
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...        2,588        10,856        26,141         503.2         169.1         29,286
                                                      =====        ======        ======         =====         =====         ======
   NET ASSET VALUE and offering
     price per share (a) .....................       $12.31        $12.95        $10.81        $12.03        $12.56         $15.43
                                                     ======        ======        ======        ======        ======         ======
   CLASS C:
   Net assets ................................     $316,402      $945,891           $99      $238,496       $16,219       $310,921
                                                   ========      ========           ===      ========       =======       ========
   Shares of beneficial interest
     outstanding; unlimited number
     of shares authorized ....................       25,707        72,940           9.6        19,919         1,250         20,250
                                                     ======        ======           ===        ======         =====         ======
   NET ASSET VALUE and offering
     price per share (a) .....................       $12.31        $12.97        $10.31        $11.97        $12.98         $15.35
                                                     ======        ======        ======        ======        ======         ======

--------------------
(a) Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2006
================================================================================

                                               EQUITY       BALANCED    INTERMEDIATE    SMALLCAP       INCOME          MIGHTY
                                                FUND          FUND        BOND FUND    EQUITY FUND      FUND       MITES(SM) FUND
                                            ------------  ------------  ------------  ------------  ------------   --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes
     of $1,404, $630, $0, $0, $0,
     and $5,583, respectively) .............$  3,701,132  $  1,902,470  $         --  $    260,545   $    710,824  $    541,718
   Interest ................................      47,919     2,672,545       499,298             2         97,379        15,856
   Other income ............................          --            --            --            --             --        22,799
                                            ------------  ------------  ------------  ------------   ------------  ------------
   TOTAL INVESTMENT INCOME .................   3,749,051     4,575,015       499,298       260,547        808,203       580,373
                                            ------------  ------------  ------------  ------------   ------------  ------------
EXPENSES:
   Investment advisory fees ................   1,827,992     1,127,783        64,375        97,555        138,072       434,224
   Distribution fees -- Class AAA ..........     449,292       359,671        25,546        23,263         34,215       106,582
   Distribution fees -- Class A ............      13,993        26,936           519         1,360            463           161
   Distribution fees -- Class B ............         306         1,385         3,609            88             21         4,406
   Distribution fees -- Class C ............       2,512         9,485            20         1,694            156         3,024
   Legal and audit fees ....................     141,426       118,114         6,766         5,052         17,947        35,977
   Custodian fees ..........................      69,702        75,641         8,701        20,057         21,873        26,054
   Shareholder services fees ...............     172,855       128,004        13,672        13,118         14,881        23,610
   Registration expenses ...................      40,258        41,427        31,040        29,186         36,492        23,592
   Shareholder communications expenses .....      28,142        39,480         3,501         2,620          6,869        12,069
   Trustees' fees ..........................      10,354         8,570           613           539            833         2,590
   Accounting fees (see Note 6) ............      45,000        45,000            --            --             --            --
   Interest expense ........................          --            --            --            --             --        19,402
   Miscellaneous expenses ..................      17,580        17,051         8,554         4,638          7,277        14,584
                                            ------------  ------------  ------------  ------------   ------------  ------------
   TOTAL EXPENSES ..........................   2,819,412     1,998,547       166,916       199,170        279,099       706,275
                                            ------------  ------------  ------------  ------------   ------------  ------------
   LESS:
      Expense reimbursements (see Note 3) ..          --            --       (49,788)      (30,478)       (50,429)           --
      Custodian fee credits ................     (70,596)      (74,909)       (6,967)      (20,340)       (21,354)          (37)
                                            ------------  ------------  ------------  ------------   ------------  ------------
      TOTAL REIMBURSEMENTS AND CREDITS .....     (70,596)      (74,909)      (56,755)      (50,818)       (71,783)          (37)
                                            ------------  ------------  ------------  ------------   ------------  ------------
   TOTAL NET EXPENSES ......................   2,748,816     1,923,638       110,161       148,352        207,316       706,238
                                            ------------  ------------  ------------  ------------   ------------  ------------
   NET INVESTMENT INCOME (LOSS) ............   1,000,235     2,651,377       389,137       112,195        600,887      (125,865)
                                            ------------  ------------  ------------  ------------   ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SECURITIES SOLD SHORT, AND
   FOREIGN CURRENCY:
   Net realized gain (loss)
     on investments ........................  31,162,114    19,456,154       (12,289)    1,048,122      2,485,605     5,567,618
   Net realized gain on securities
     sold short ............................          --            --            --            --             --         4,405
   Net realized loss on foreign
     currency transactions .................          --            --            --            --             --        (1,205)
                                            ------------  ------------  ------------  ------------   ------------  ------------
   Net realized gain (loss) on investments,
     securities sold short, and foreign
     currency transactions .................  31,162,114    19,456,154       (12,289)    1,048,122      2,485,605     5,570,818
                                            ------------  ------------  ------------  ------------   ------------  ------------
   Net change in unrealized appreciation/
     (depreciation) on investments,
     securities sold short, and foreign
     currency translations .................  (8,918,553)   (7,798,557)      (90,810)     (156,440)    (2,698,672)   (1,883,665)
                                            ------------  ------------  ------------  ------------   ------------  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY ..  22,243,561    11,657,597      (103,099)      891,682       (213,067)    3,687,153
                                            ------------  ------------  ------------  ------------   ------------  ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .............$ 23,243,796  $ 14,308,974  $    286,038  $  1,003,877   $    387,820  $  3,561,288
                                            ============  ============  ============  ============   ============  ============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                               EQUITY FUND                       BALANCED FUND
                                                               -----------                       -------------
                                                     FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------    --------------------------------
                                                          2006              2005              2006              2005
                                                     -------------      -------------    -------------      -------------
OPERATIONS:
   Net investment income .......................     $   1,000,235      $   1,224,537    $   2,651,377      $   2,443,138
   Net realized gain on investments
    and foreign currency transactions ..........        31,162,114         25,102,359       19,456,154         13,147,368
   Net change in unrealized appreciation/
    (depreciation) on investments ..............        (8,918,553)         6,163,758       (7,798,557)         2,236,304
                                                     -------------      -------------    -------------      -------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................        23,243,796         32,490,654       14,308,974         17,826,810
                                                     -------------      -------------    -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................................          (782,257)        (1,760,755)      (2,709,658)        (2,246,908)
      Class A ..................................           (14,014)            (8,953)         (67,539)           (61,410)
      Class B ..................................               (77)                --             (454)              (446)
      Class C ..................................              (619)              (502)          (2,979)            (3,121)
                                                     -------------      -------------    -------------      -------------
                                                          (796,967)        (1,770,210)      (2,780,630)        (2,311,885)
                                                     -------------      -------------    -------------      -------------
   Net realized gain on investments
      Class AAA ................................                --                 --       (9,760,439)                --
      Class A ..................................                --                 --         (364,172)                --
      Class B ..................................                --                 --           (9,202)                --
      Class C ..................................                --                 --          (61,573)                --
                                                     -------------      -------------    -------------      -------------
                                                                --                 --      (10,195,386)                --
                                                     -------------      -------------    -------------      -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........          (796,967)        (1,770,210)     (12,976,016)        (2,311,885)
                                                     -------------      -------------    -------------      -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................................        33,121,467         26,510,381       27,845,576         27,058,840
      Class A ..................................         1,707,348            302,826          795,329            687,831
      Class B ..................................                --                 --            3,171                 --
      Class C ..................................           268,288              2,979          103,367            218,960
                                                     -------------      -------------    -------------      -------------
                                                        35,097,103         26,816,186       28,747,443         27,965,631
                                                     -------------      -------------    -------------      -------------
   Proceeds from reinvestment of distributions
      Class AAA ................................           726,922          1,608,725       11,833,526          2,092,576
      Class A ..................................             9,432              8,446          388,820             51,281
      Class B ..................................                41                 --            8,142                380
      Class C ..................................               619                502           52,080              2,172
                                                     -------------      -------------    -------------      -------------
                                                           737,014          1,617,673       12,282,568          2,146,409
                                                     -------------      -------------    -------------      -------------
   Cost of shares redeemed
      Class AAA ................................       (64,882,159)       (59,376,350)     (40,477,393)       (35,775,507)
      Class A ..................................        (1,573,899)        (1,815,288)      (1,305,055)          (984,117)
      Class B ..................................            (1,442)           (13,854)         (11,401)           (40,935)
      Class C ..................................          (131,911)           (31,680)        (208,504)          (188,945)
                                                     -------------      -------------    -------------      -------------
                                                       (66,589,411)       (61,237,172)     (42,002,353)       (36,989,504)
                                                     -------------      -------------    -------------      -------------
   NET DECREASE IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS       (30,755,294)       (32,803,313)        (972,342)        (6,877,464)
                                                     -------------      -------------    -------------      -------------
   REDEMPTION FEES .............................                --             (1,224)              --              5,163
                                                     -------------      -------------    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS .......        (8,308,465)        (2,084,093)         360,616          8,642,624
NET ASSETS:
   Beginning of period .........................       180,840,480        182,924,573      151,349,894        142,707,270
                                                     -------------      -------------    -------------      -------------
   End of period ...............................     $ 172,532,015      $ 180,840,480    $ 151,710,510      $ 151,349,894
                                                     =============      =============    =============      =============
   Undistributed net investment income .........     $     594,350      $     391,082    $       2,000      $     131,253
                                                     =============      =============    =============      =============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                         INTERMEDIATE BOND FUND                SMALLCAP EQUITY FUND
                                                         ----------------------                --------------------
                                                     FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------    --------------------------------
                                                          2006              2005              2006              2005
                                                     -------------      -------------    -------------      -------------
OPERATIONS:
   Net investment income (loss) ..............       $    389,137        $    325,235     $    112,195      $    (10,082)
   Net realized gain (loss) on investments ...            (12,289)             15,973        1,048,122         1,981,152
   Net change in unrealized appreciation/
     (depreciation) on investments ...........            (90,810)           (154,585)        (156,440)          329,566
                                                     ------------        ------------     ------------      ------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................            286,038             186,623        1,003,877         2,300,636
                                                     ------------        ------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..............................           (373,401)           (313,036)              --                --
      Class A ................................             (5,320)             (2,268)              --                --
      Class B ................................            (10,351)             (9,927)              --                --
      Class C ................................                (65)                 (4)              --                --
                                                     ------------        ------------     ------------      ------------
                                                         (389,137)           (325,235)              --                --
                                                     ------------        ------------     ------------      ------------
   Net realized gain on investments
      Class AAA ..............................            (14,113)            (85,504)              --                --
      Class A ................................               (241)               (644)              --                --
      Class B ................................               (665)             (3,791)              --                --
      Class C ................................                 --*                 (1)              --                --
                                                     ------------        ------------     ------------      ------------
                                                          (15,019)            (89,940)              --                --
                                                     ------------        ------------     ------------      ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......           (404,156)           (415,175)              --                --
                                                     ------------        ------------     ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ..............................          2,310,376           2,030,120        2,726,239         1,715,102
      Class A ................................            168,497              31,409          278,007             4,704
      Class B ................................            137,989               1,152               --                --
      Class C ................................             53,292                  --          225,481                --
                                                     ------------        ------------     ------------      ------------
                                                        2,670,154           2,062,681        3,229,727         1,719,806
                                                     ------------        ------------     ------------      ------------
   Proceeds from reinvestment of distributions
      Class AAA ..............................            329,870             363,093               --                --
      Class A ................................              5,414               2,841               --                --
      Class B ................................              5,372               6,110               --                --
      Class C ................................                 --                  --               --                --
                                                     ------------        ------------     ------------      ------------
                                                          340,656             372,044               --                --
                                                     ------------        ------------     ------------      ------------
   Cost of shares redeemed
      Class AAA ..............................         (2,883,978)         (1,457,099)      (3,680,038)       (7,388,405)
      Class A ................................           (138,752)            (50,245)         (26,885)          (39,558)
      Class B ................................           (235,964)            (72,586)          (5,461)          (13,872)
      Class C ................................            (53,344)                 --               --           (10,985)
                                                     ------------        ------------     ------------      ------------
                                                       (3,312,038)         (1,579,930)      (3,712,384)       (7,452,820)
                                                     ------------        ------------     ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
    SHARES OF BENEFICIAL INTEREST TRANSACTIONS           (301,228)            854,795         (482,657)       (5,733,014)
                                                     ------------        ------------     ------------      ------------
   REDEMPTION FEES ...........................                 --                 (78)              --              (155)
                                                     ------------        ------------     ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS .....           (419,346)            626,165          521,220        (3,432,533)
NET ASSETS:
   Beginning of period .......................         10,710,661          10,084,496        8,843,064        12,275,597
                                                     ------------        ------------     ------------      ------------
   End of period .............................       $ 10,291,315        $ 10,710,661     $  9,364,284      $  8,843,064
                                                     ============        ============     ============      ============
   Undistributed net investment income .......       $         --        $         --     $    112,195      $         --
                                                     ============        ============     ============      ============

---------------
*Amount represents less than $1.00.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                              INCOME FUND                     MIGHTY MITES(SM) FUND
                                                         ----------------------               ---------------------
                                                     FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------    --------------------------------
                                                          2006             2005               2006             2005
                                                     -------------     -------------     -------------     -------------
OPERATIONS:
   Net investment income (loss) ................     $    600,887      $    321,247      $   (125,865)     $    (71,577)
   Net realized gain on investments,
     securities sold short, and
     foreign currency transactions .............        2,485,605         3,988,703         5,570,818         5,351,217
   Net change in unrealized appreciation/
     (depreciation) on investments,
     securities sold short, and foreign
     currency translations .....................       (2,698,672)         (504,578)       (1,883,665)        3,944,342
                                                     ------------      ------------      ------------      ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................          387,820         3,805,372         3,561,288         9,223,982
                                                     ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................................         (415,259)         (312,053)               --                --
      Class A ..................................           (2,324)           (1,038)               --                --
      Class B ..................................              (23)              (10)               --                --
      Class C ..................................             (162)              (73)               --                --
                                                     ------------      ------------      ------------      ------------
                                                         (417,768)         (313,174)               --                --
                                                     ------------      ------------      ------------      ------------
   Net realized gains on investments
      Class AAA ................................       (4,124,003)         (885,319)       (5,443,979)       (4,019,285)
      Class A ..................................          (24,170)           (2,234)           (5,023)           (3,339)
      Class B ..................................             (544)              (87)          (53,095)          (34,684)
      Class C ..................................           (3,976)             (407)          (35,532)          (26,813)
                                                     ------------      ------------      ------------      ------------
                                                       (4,152,693)         (888,047)       (5,537,629)       (4,084,121)
                                                     ------------      ------------      ------------      ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........       (4,570,461)       (1,201,221)       (5,537,629)       (4,084,121)
                                                     ------------      ------------      ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................................        4,386,990         4,500,719         2,461,715         1,101,902
      Class A ..................................              288            80,304             1,008             1,152
      Class B ..................................               --                --                --                --
      Class C ..................................               --             8,018             2,900             1,200
                                                     ------------      ------------      ------------      ------------
                                                        4,387,278         4,589,041         2,465,623         1,104,254
                                                     ------------      ------------      ------------      ------------
   Proceeds from reinvestment of distributions
      Class AAA ................................        4,301,518         1,123,377         5,123,877         3,747,947
      Class A ..................................           26,449             3,262             5,005             3,328
      Class B ..................................              520                89            52,941            31,868
      Class C ..................................            4,093               471            35,514            26,802
                                                     ------------      ------------      ------------      ------------
                                                        4,332,580         1,127,199         5,217,337         3,809,945
                                                     ------------      ------------      ------------      ------------
   Cost of shares redeemed
      Class AAA ................................       (8,661,378)       (8,514,297)      (15,297,041)      (14,221,912)
      Class A ..................................               --            (3,263)          (39,730)           (6,629)
      Class B ..................................               --                --           (15,709)          (38,328)
      Class C ..................................               --                --           (43,008)          (40,914)
                                                     ------------      ------------      ------------      ------------
                                                       (8,661,378)       (8,517,560)      (15,395,488)      (14,307,783)
                                                     ------------      ------------      ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS           58,480        (2,801,320)       (7,712,528)       (9,393,584)
                                                     ------------      ------------      ------------      ------------
   REDEMPTION FEES .............................               --             6,511                --                22
                                                     ------------      ------------      ------------      ------------
   NET DECREASE IN NET ASSETS ..................       (4,124,161)         (190,658)       (9,688,869)       (4,253,701)
NET ASSETS:
   Beginning of period .........................       16,293,098        16,483,756        47,298,267        51,551,968
                                                     ------------      ------------      ------------      ------------
   End of period ...............................     $ 12,168,937      $ 16,293,098      $ 37,609,398      $ 47,298,267
                                                     ============      ============      ============      ============
   Undistributed net investment income .........     $     11,745      $      8,073      $     98,410      $      7,159
                                                     ============      ============      ============      ============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The Westwood Funds, formerly the Gabelli Westwood Funds, (the "Trust") was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund (individually, a "Fund" and collectively, the "Funds"), each with four classes of shares outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Prior to July 18, 2005, the Westwood Income Fund's name was Westwood Realty Fund. The investment objectives of each Fund are as follows:

o Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

o  Balanced  Fund seeks to  provide  capital  appreciation  and  current  income
   resulting  in  a  high  total  investment   return  consistent  with  prudent
   investment risk and a balanced investment approach.

o Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

o SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

o Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.

o Mighty Mites(SM) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Balanced, SmallCap Equity, Income, and Mighty Mites(SM) Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

SECURITIES SOLD SHORT. The Mighty Mites(SM) Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites(SM) Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites(SM) Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites(SM) Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites(SM) Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty Mites(SM) Fund did not hold any short positions as of September 30, 2006.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 10% (except for the SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund which may invest up to 15%) of its net assets in restricted securities issued under
Section 4(2) of the Securities Act of 1933, as amended. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Rule 144A securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate. This amount is shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared and paid annually for the Equity, SmallCap Equity, and Mighty Mites(SM) Funds, and quarterly for the Balanced and Income Funds. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds. For the fiscal year ended September 30, 2006, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts and net operating losses.

                              ACCUMULATED UNDISTRIBUTED      ACCUMULATED NET REALIZED       ADDITIONAL
                             NET INVESTMENT INCOME (LOSS)   GAIN (LOSS) ON INVESTMENTS    PAID-IN CAPITAL
                             ----------------------------   --------------------------    ---------------
     Equity Fund ...............         --                            --                          --
     Balanced Fund .............         --                            --                          --
     Intermediate Bond Fund ....   $    (37)                    $      37                          --
     SmallCap Equity Fund ......         --                         5,516                    $ (5,516)
     Income Fund ...............   (179,447)                       (1,691)                    181,138
     Mighty Mites(SM) Fund .....    217,116                      (185,201)                    (31,915)

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 was as follows:

                                          EQUITY FUND                  BALANCED FUND              INTERMEDIATE BOND FUND
                                 ---------------------------     ---------------------------     ---------------------------
                                   YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                 ---------------------------     ---------------------------     ---------------------------
                                     2006            2005           2006            2005            2006            2005
                                 -----------     -----------     -----------     -----------     -----------     -----------
Ordinary income
  (inclusive of
   short-term capital gains) ... $   796,967     $ 1,770,210     $ 3,260,752     $ 2,311,885     $   397,787     $   326,226
Net long-term capital gains ...           --              --       9,715,264              --           6,369          88,949
                                 -----------     -----------     -----------     -----------     -----------     -----------
Total distributions paid ......  $   796,967     $ 1,770,210     $12,976,016     $ 2,311,885     $   404,156     $   415,175
                                 ===========     ===========     ===========     ===========     ===========     ===========

                                     SMALLCAP EQUITY FUND                INCOME FUND                 MIGHTY MITES(SM) FUND
                                 ---------------------------     ---------------------------     ---------------------------
                                   YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                 ---------------------------     ---------------------------     ---------------------------
                                     2006            2005           2006            2005            2006            2005
                                 -----------     -----------     -----------     -----------     -----------     -----------
Ordinary income
  (inclusive of
  short-term capital gains) ....          --              --     $   522,331     $   313,174              --     $ 1,345,361
Net long-term capital gains ....          --              --       4,048,130         888,047     $ 5,537,629       2,738,760
                                 -----------     -----------     -----------     -----------     -----------     -----------
Total distributions paid .......          --              --     $ 4,570,461     $ 1,201,221     $ 5,537,629     $ 4,084,121
                                 ===========     ===========     ===========     ===========     ===========     ===========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At September 30, 2006, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax basis deferral of losses on wash sales. Additionally, the Income and Mighty Mites(SM) Funds have basis adjustments due to investments in publicly traded partnerships.

As of September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                  INTERMEDIATE      SMALLCAP                         MIGHTY
                                       EQUITY        BALANCED         BOND           EQUITY          INCOME         MITES(SM)
                                        FUND           FUND           FUND            FUND            FUND            FUND
                                    ------------   ------------   ------------    ------------    ------------    ------------
Undistributed ordinary
  income/(loss) ....................$  1,776,974   $  3,533,486   $       (465)   $    112,195              --              --
Undistributed long-term
  capital gain .....................  25,948,745     15,349,366             --              --    $  2,232,726    $  4,844,829
Capital loss carryforward ..........          --             --         (3,903)     (8,264,432)             --              --
Unrealized appreciation/
  (depreciation) ...................  24,726,910     10,721,088        (25,099)        921,816         258,648      10,355,346
Post-October losses ................          --             --         (8,386)             --              --          (3,281)
Other temporary differences ........          --             --             --              --         (52,904)             --
                                    ------------   ------------   ------------    ------------    ------------    ------------
Total accumulated income/(loss) ....$ 52,452,629   $ 29,603,940   $    (37,853)   $ (7,230,421)   $  2,438,470    $ 15,196,894
                                    ============   ============   ============    ============    ============    ============

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2006:

                                                                  INTERMEDIATE     SMALLCAP                         MIGHTY
                                      EQUITY        BALANCED         BOND           EQUITY          INCOME         MITES(SM)
EXPIRING IN FISCAL YEAR                FUND           FUND           FUND            FUND            FUND            FUND
-----------------------             ------------   ------------   ------------    ------------    ------------    ------------
2010 ..........................        --             --                 --        $3,418,946           --             --
2011 ..........................        --             --                 --         4,845,486           --             --
2012 ..........................        --             --                 --                --           --             --
2013 ..........................        --             --                 --                --           --             --
2014 ..........................        --             --             $3,903                --           --             --

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. During the fiscal year ended September 30, 2006, the Equity Fund and SmallCap Equity Fund utilized capital loss carryforwards of $4,052,930 and $1,057,530, respectively.

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds' fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2006, the Intermediate Bond Fund and Mighty Mites(SM) Fund deferred capital losses of $8,386 and $3,281, respectively.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2006:

                                                                INTERMEDIATE    SMALLCAP                  MIGHTY
                                      EQUITY        BALANCED        BOND         EQUITY      INCOME      MITES(SM)
                                       FUND           FUND          FUND          FUND        FUND         FUND
                                   ------------   ------------   -----------   ----------  -----------  -----------
Aggregate cost of investments .....$145,980,749   $139,807,999   $10,075,071   $8,337,448  $11,466,854  $27,367,858
                                   ============   ============   ===========   ==========  ===========  ===========
Gross unrealized appreciation .....  25,914,166     11,911,466       117,179    1,112,971      317,447   14,068,401
Gross unrealized depreciation .....  (1,187,256)    (1,190,378)     (142,278)    (191,155)     (58,799)  (3,713,236)
                                   ------------   ------------   -----------   ----------  -----------  -----------
Net unrealized appreciation/
  (depreciation) ..................$ 24,726,910   $ 10,721,088   $   (25,099)  $  921,816  $   258,648  $10,355,165
                                   ============   ============   ===========   ==========  ===========  ===========

NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity, SmallCap Equity, Income, and Mighty Mites(SM) Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser contractually agreed to waive investment advisory fees and/or reimburse expenses to the Intermediate Bond, SmallCap Equity, and Income Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2007. The reimbursement agreement ended on September 30, 2005 for the Mighty Mites(SM) Fund. For the fiscal year ended September 30, 2006, the Adviser waived fees or reimbursed expenses in the amounts of $49,788, $30,478, and $50,429 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

The Intermediate Bond, SmallCap Equity, Income, and Mighty Mites(SM) Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, 1.75%, and 1.75%, respectively, and for Class B and Class C of 1.75%, 2.25%, 2.25%, and 2.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreement. As of September 30, 2006, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $128,887, $111,774, $187,555, and $118,942 for the
Intermediate Bond, SmallCap Equity, Income, and Mighty Mites(SM) Funds, respectively.

The Funds, with the exception of the Mighty Mites(SM) Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the fiscal year ended September 30, 2006, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $836,500 for the Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.

The Trust pays each Trustee that is not an affiliated person of the Adviser or its affiliates (as defined in the 1940 Act) an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Trust's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and
Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund's Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2006, other than short-term securities, are as follows:

                                              PURCHASES          SALES        PURCHASES     SALES
                                            (EXCLUDING U.S. (EXCLUDING U.S.    OF U.S.     OF U.S.
                                              GOVERNMENT       GOVERNMENT    GOVERNMENT   GOVERNMENT
                                              SECURITIES)      SECURITIES)   SECURITIES   SECURITIES
                                             ------------     ------------  ------------  -----------
       Equity Fund ......................... $130,596,153    $155,009,955            --            --
       Balanced Fund .......................   72,856,572      91,968,796   $22,420,786   $12,705,711
       Intermediate Bond Fund ..............      600,096         814,717     3,372,661     2,722,218
       SmallCap Equity Fund ................    7,502,320       7,546,618            --            --
       Income Fund .........................   14,116,572      22,027,413     3,800,472            --
       Mighty Mites(SM) Fund ...............    1,687,372      13,933,895            --            --

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2006, the Mighty Mites(SM) Fund paid brokerage commissions of $17,567 to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it received $11,117 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the fiscal year ended September 30, 2006, the Equity and Balanced Funds each paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV. A reimbursement was not sought during the fiscal year ended September 30, 2006 for the Income, Intermediate Bond, SmallCap Equity, and Mighty Mites(SM) Funds.

7. SHARES OF BENEFICIAL INTEREST. The Funds currently offer four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

From October 1, 2004 to April 1, 2005, the Funds imposed a redemption fee on Class AAA, Class A, Class B, and Class C Shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase. Effective April 1, 2005, the redemption fee was eliminated for all Funds except Mighty Mites(SM) Fund, whose redemption fee was retained at 2.00% applicable to redemptions or exchanges within 7 days or less after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Mighty Mites(SM) Fund. The Mighty Mites(SM) Fund did not retain any redemption fees during the fiscal year ended September 30, 2006.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                    ------------------------    ------------------------    ------------------------
                                    YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                    ------------------------    ------------------------    ------------------------
                                       2006          2005          2006          2005          2006          2005
                                    ----------    ----------    ----------    ----------    ----------    ----------
                                            EQUITY FUND              BALANCED FUND           INTERMEDIATE BOND FUND
                                    ------------------------    ------------------------    ------------------------
CLASS AAA
Shares sold .....................    2,831,089     2,614,599     2,232,486     2,242,945       215,535       183,882
Shares issued upon
  reinvestment of distributions .       64,387       163,156       977,328       171,183        30,698        32,898
Shares redeemed .................   (5,457,286)   (5,914,467)   (3,247,049)   (2,955,568)     (268,616)     (131,846)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class AAA shares ............   (2,561,810)   (3,136,712)      (37,235)     (541,440)      (22,383)       84,934
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS A
Shares sold .....................      153,176        29,818        63,619        57,114        15,561         2,852
Shares issued upon
  reinvestment of distributions .          838           856        32,181         4,182           505           257
Shares redeemed .................     (135,896)     (184,155)     (105,132)      (80,170)      (12,868)       (4,564)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class A shares ..............       18,118      (153,481)       (9,332)      (18,874)        3,198        (1,455)
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS B
Shares sold .....................           --            --           258            --        12,727           104
Shares issued upon
   reinvestment of distributions             4            --           675            31           500           554
Shares redeemed .................         (123)       (1,360)         (911)       (3,427)      (21,971)       (6,562)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class B shares ..............         (119)       (1,360)           22        (3,396)       (8,744)       (5,904)
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS C
Shares sold .....................       23,107           278         8,421        18,332         5,174            --
Shares issued upon
   reinvestment of distributions            55            51         4,312           174            --            --
Shares redeemed .................      (11,083)       (3,114)      (16,669)      (15,539)       (5,174)           --
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class C shares ..............       12,079        (2,785)       (3,936)        2,967            --            --
                                    ==========    ==========    ==========    ==========    ==========    ==========

                                       SMALLCAP EQUITY FUND           INCOME FUND             MIGHTY MITES(SM) FUND
                                    ------------------------    ------------------------    ------------------------
CLASS AAA
Shares sold .....................      231,280       167,006       331,345       294,028       161,543        70,495
Shares issued upon
   reinvestment of distributions            --            --       371,438        74,389       350,949       247,063
Shares redeemed .................     (305,471)     (728,768)     (681,221)     (555,553)     (990,386)     (909,141)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class AAA shares ............      (74,191)     (561,762)       21,562      (187,136)     (477,894)     (591,583)
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS A
Shares sold .....................       22,889           427            22         5,237            64            74
Shares issued upon
  reinvestment of distributions .           --            --         2,237           212           344           219
Shares redeemed .................       (2,150)       (4,228)           --          (206)       (2,646)         (409)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class A shares ..............       20,739        (3,801)        2,259         5,243        (2,238)         (116)
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS B
Shares sold .....................           --            --            --            --            --            --
Shares issued upon
    reinvestment of distributions           --            --            43             6         3,739         2,143
Shares redeemed .................         (414)       (1,353)           --            --        (1,025)       (2,562)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class B shares ..............         (414)       (1,353)           43             6         2,714          (419)
                                    ==========    ==========    ==========    ==========    ==========    ==========
CLASS C
Shares sold .....................       19,909            --            --           533           193            79
Shares issued upon
    reinvestment of distributions           --            --           333            30         2,521         1,809
Shares redeemed .................           --        (1,100)           --            --        (2,620)       (2,579)
                                    ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in
    Class C shares ..............       19,909        (1,100)          333           563            94          (691)
                                    ==========    ==========    ==========    ==========    ==========    ==========

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. Affiliates of the Adviser, including Gabelli Funds, LLC, have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by Gabelli Funds, LLC. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, Gabelli Funds, LLC was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from Gabelli Funds, LLC in connection with the actions of two of seven closed-end funds managed by Gabelli Funds, LLC relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. Gabelli Funds, LLC informed the Adviser that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                             ----------------------------------------   -----------------------------
                                               NET
                                            REALIZED
               NET ASSET         NET           AND            TOTAL
                 VALUE,      INVESTMENT  UNREALIZED GAIN      FROM           NET
PERIOD ENDED   BEGINNING       INCOME       (LOSS) ON      INVESTMENT    INVESTMENT         TOTAL
SEPTEMBER 30   OF PERIOD     (LOSS)(A)     INVESTMENTS     OPERATIONS      INCOME       DISTRIBUTIONS
------------   ---------     ---------     -----------     ----------    ----------     -------------
EQUITY FUND
CLASS AAA
2006            $11.08        $ 0.06         $ 1.42          $ 1.48        $(0.05)          $(0.05)
2005              9.32          0.07           1.79            1.86         (0.10)           (0.10)
2004              7.99          0.08           1.36            1.44         (0.11)           (0.11)
2003              7.02          0.09           0.96            1.05         (0.08)           (0.08)
2002              8.32          0.07          (1.32)          (1.25)        (0.05)           (0.05)
CLASS A
2006            $11.05        $ 0.03         $ 1.41          $ 1.44        $(0.04)          $(0.04)
2005              9.28          0.06           1.75            1.81         (0.04)           (0.04)
2004              7.97          0.05           1.35            1.40         (0.09)           (0.09)
2003              6.99          0.07           0.97            1.04         (0.06)           (0.06)
2002              8.29          0.05          (1.32)          (1.27)        (0.03)           (0.03)
CLASS B
2006            $10.96        $(0.02)        $ 1.40          $ 1.38        $(0.03)          $(0.03)
2005              9.21         (0.00)(b)       1.75            1.75            --               --
2004              7.92          0.02           1.34            1.36         (0.07)           (0.07)
2003              6.97          0.04           0.95            0.99         (0.04)           (0.04)
2002              8.29          0.02          (1.32)          (1.30)        (0.02)           (0.02)
CLASS C
2006            $10.97        $(0.03)        $ 1.40          $ 1.37        $(0.03)          $(0.03)
2005              9.24         (0.01)          1.77            1.76         (0.03)           (0.03)
2004              7.89          0.01           1.34            1.35            --               --
2003              6.98          0.04           0.96            1.00         (0.09)           (0.09)
2002              8.28          0.01          (1.31)          (1.30)           --               --

                                                         RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------

                                                                                               OPERATING
                                  NET                 NET ASSETS,                               EXPENSES
                              ASSET VALUE,              END OF          NET                      NET OF     PORTFOLIO
PERIOD ENDED     REDEMPTION     END OF       TOTAL     PERIOD      INVESTMENT    OPERATING     CUSTODIAN    TURNOVER
SEPTEMBER 30      FEES(A)       PERIOD      RETURN+  (IN 000'S)   INCOME (LOSS)   EXPENSES    FEE CREDITS     RATE
------------    ----------   -----------    -------   --------    -------------   --------    -----------  ----------
EQUITY FUND
CLASS AAA
2006                --          $12.51       13.4%    $169,404         0.55%        1.54%         1.50%        73%
2005            $(0.00)(b)       11.08       20.0      178,394         0.69         1.51          1.49         59
2004              0.00(b)         9.32       18.1      179,407         0.90         1.50          1.49         44
2003                --            7.99       15.1      221,635         1.19         1.48          1.47         50
2002                --            7.02      (15.1)     231,197         0.84         1.46          1.43         84
CLASS A
2006                --          $12.45       13.1%    $  2,780         0.27%        1.79%         1.75%        73%
2005            $(0.00)(b)       11.05       19.6        2,267         0.59         1.76          1.74         59
2004              0.00(b)         9.28       17.7        3,328         0.61         1.75          1.74         44
2003                --            7.97       15.0        2,923         0.94         1.73          1.72         50
2002                --            6.99      (15.4)       1,808         0.59         1.71          1.68         84
CLASS B
2006                --          $12.31       12.6%    $     32        (0.20)%       2.29%         2.25%        73%
2005            $(0.00)(b)       10.96       19.0           30        (0.01)        2.26          2.24         59
2004              0.00(b)         9.21       17.2           38         0.21         2.25          2.24         44
2003                --            7.92       14.3           74         0.44         2.23          2.22         50
2002                --            6.97      (15.7)          53         0.09         2.21          2.18         84
CLASS C
2006                --          $12.31       12.6%    $    316        (0.28)%       2.29%         2.25%        73%
2005            $(0.00)(b)       10.97       19.1          149        (0.06)        2.26          2.24         59
2004              0.00(b)         9.24       17.1          152         0.11         2.25          2.24         44
2003                --            7.89       14.4          129         0.44         2.23          2.22         50
2002                --            6.98      (15.7)          33         0.09         2.21          2.18         84

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                       OPERATING PERFORMANCE                  DISTRIBUTIONS TO SHAREHOLDERS
                               ----------------------------------------   -------------------------------------
                                                 NET
                                               REALIZED
                NET ASSET                        AND            TOTAL                    NET
                  VALUE,         NET        UNREALIZED GAIN     FROM         NET      REALIZED
PERIOD ENDED    BEGINNING     INVESTMENT      (LOSS) ON      INVESTMENT  INVESTMENT    GAIN ON       TOTAL
SEPTEMBER 30    OF PERIOD      INCOME(A)     INVESTMENTS     OPERATIONS    INCOME    INVESTMENTS  DISTRIBUTIONS
------------    ---------      ---------     -----------     ----------   --------   -----------  -------------
BALANCED FUND
CLASS AAA
2006              $12.74         $0.22          $ 0.95         $ 1.17      $(0.24)     $(0.85)      $(1.09)
2005               11.47          0.20            1.26           1.46       (0.19)         --        (0.19)
2004               10.51          0.21            0.97           1.18       (0.22)         --        (0.22)
2003                9.65          0.21            0.87           1.08       (0.22)         --        (0.22)
2002               10.40          0.24           (0.75)         (0.51)      (0.24)      (0.00)(b)    (0.24)
CLASS A
2006              $12.74         $0.19          $ 0.95         $ 1.14      $(0.16)     $(0.85)      $(1.01)
2005               11.44          0.17            1.26           1.43       (0.13)         --        (0.13)
2004               10.48          0.18            0.97           1.15       (0.19)         --        (0.19)
2003                9.62          0.19            0.86           1.05       (0.19)         --        (0.19)
2002               10.37          0.21           (0.75)         (0.54)      (0.21)      (0.00)(b)    (0.21)
CLASS B
2006              $12.76         $0.13          $ 0.95         $ 1.08      $(0.04)     $(0.85)      $(0.89)
2005               11.43          0.11            1.26           1.37       (0.04)         --        (0.04)
2004               10.48          0.13            0.96           1.09       (0.14)         --        (0.14)
2003                9.63          0.14            0.86           1.00       (0.15)         --        (0.15)
2002               10.40          0.17           (0.77)         (0.60)      (0.17)      (0.00)(b)    (0.17)
CLASS C
2006              $12.78         $0.13          $ 0.95         $ 1.08      $(0.04)     $(0.85)      $(0.89)
2005               11.45          0.11            1.26           1.37       (0.04)         --        (0.04)
2004               10.49          0.13            0.97           1.10       (0.14)         --        (0.14)
2003                9.62          0.14            0.87           1.01       (0.14)         --        (0.14)
2002               10.40          0.19           (0.79)         (0.60)      (0.18)      (0.00)(b)    (0.18)

                                                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                       ------------------------------------------------------------
                                                                                             OPERATING
                                    NET               NET ASSETS,                            EXPENSES
                                ASSET VALUE,            END OF       NET                       NET OF     PORTFOLIO
PERIOD ENDED     REDEMPTION       END OF      TOTAL     PERIOD    INVESTMENT  OPERATING      CUSTODIAN    TURNOVER
SEPTEMBER 30       FEES(A)        PERIOD     RETURN+  (IN 000'S)    INCOME     EXPENSES     FEE CREDITS     RATE
------------       -------        ------     -------   --------     ------     --------     -----------    -------
BALANCED FUND
CLASS AAA
2006                  --          $12.82       9.8%    $145,028      1.78%       1.32%          1.27%        68%
2005               $0.00(b)        12.74      12.8      144,572      1.67        1.25           1.22         56
2004                0.00(b)        11.47      11.3      136,400      1.92        1.23           1.22         41
2003                  --           10.51      11.2      152,409      2.10        1.23           1.20         56
2002                  --            9.65      (5.1)     150,915      2.25        1.22           1.17         78
CLASS A
2006                  --          $12.87       9.5%    $  5,596      1.53%       1.57%          1.52%        68%
2005               $0.00(b)        12.74      12.6        5,658      1.42        1.50           1.47         56
2004                0.00(b)        11.44      11.0        5,298      1.66        1.48           1.47         41
2003                  --           10.48      11.0        5,070      1.85        1.48           1.45         56
2002                  --            9.62      (5.4)       5,761      2.00        1.47           1.42         78
CLASS B
2006                  --          $12.95       9.0%    $    141      1.02%       2.07%          2.02%        68%
2005               $0.00(b)        12.76      12.0          138      0.93        2.00           1.97         56
2004                0.00(b)        11.43      10.4          163      1.18        1.98           1.97         41
2003                  --           10.48      10.4          184      1.35        1.98           1.95         56
2002                  --            9.63      (5.9)         113      1.50        1.97           1.92         78
CLASS C
2006                  --          $12.97       9.0%    $    946      1.02%       2.07%          2.02%        68%
2005               $0.00(b)        12.78      12.0          982      0.92        2.00           1.97         56
2004                0.00(b)        11.45      10.5          846      1.19        1.98           1.97         41
2003                  --           10.49      10.5          456      1.35        1.98           1.95         56
2002                  --            9.62      (5.9)         284      1.50        1.97           1.92         78

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                          OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                               ----------------------------------------   ------------------------------------


                                                NET
                                             REALIZED
                  NET ASSET                     AND             TOTAL                    NET
                    VALUE,         NET     UNREALIZED GAIN      FROM        NET       REALIZED
PERIOD ENDED      BEGINNING    INVESTMENT    (LOSS) ON       INVESTMENT  INVESTMENT    GAIN ON      TOTAL
SEPTEMBER 30      OF PERIOD     INCOME(A)   INVESTMENTS      OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS
------------      ---------    ----------   -----------      ----------   --------  -----------  -------------
INTERMEDIATE BOND FUND
CLASS AAA
2006               $10.93         $0.39       $(0.11)          $ 0.28      $(0.39)    $(0.01)      $(0.40)
2005                11.18          0.34        (0.16)            0.18       (0.34)     (0.09)       (0.43)
2004                11.31          0.33        (0.12)            0.21       (0.33)     (0.01)       (0.34)
2003                11.30          0.31           --             0.31       (0.30)        --        (0.30)
2002                10.82          0.45         0.48             0.93       (0.45)        --        (0.45)
CLASS A
2006               $10.93         $0.39       $(0.12)          $ 0.27      $(0.38)    $(0.01)      $(0.39)
2005                11.18          0.33        (0.16)            0.17       (0.33)     (0.09)       (0.42)
2004                11.31          0.32        (0.12)            0.20       (0.32)     (0.01)       (0.33)
2003                11.30          0.30         0.01             0.31       (0.30)        --        (0.30)
2002                10.82          0.44         0.48             0.92       (0.44)        --        (0.44)
CLASS B
2006               $10.93         $0.31       $(0.11)          $ 0.20      $(0.31)    $(0.01)      $(0.32)
2005                11.18          0.26        (0.16)            0.10       (0.26)     (0.09)       (0.35)
2004                11.30          0.25        (0.11)            0.14       (0.25)     (0.01)       (0.26)
2003                11.29          0.23           --             0.23       (0.22)        --        (0.22)
2002                10.82          0.37         0.47             0.84       (0.37)        --        (0.37)
CLASS C
2006               $10.82         $0.32       $(0.36)          $(0.04)     $(0.46)    $(0.01)      $(0.47)
2005                11.17          0.27        (0.12)            0.15       (0.41)     (0.09)       (0.50)
2004                11.30          0.25        (0.09)            0.16       (0.28)     (0.01)       (0.29)
2003                11.29          0.22         0.01             0.23       (0.22)        --        (0.22)
2002 (d)            10.84          0.35         0.45             0.80       (0.35)        --        (0.35)

                                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                       -------------------------------------------------------------------------
                                                                                             OPERATING
                                                                                              EXPENSES
                                                                              OPERATING       NET OF     OPERATING
                                   NET                   NET                   EXPENSES       WAIVERS/    EXPENSES
                                  ASSET                 ASSETS,                  NET OF      REIMBURSE-    BEFORE
                                  VALUE,                END OF       NET        WAIVERS/       MENTS/     WAIVERS/    PORTFOLIO
PERIOD ENDED        REDEMPTION    END OF     TOTAL      PERIOD    INVESTMENT   REIMBURSE-    CUSTODIAN   REIMBURSE-    TURNOVER
SEPTEMBER 30          FEES(A)     PERIOD    RETURN+   (IN 000'S)    INCOME       MENTS      FEE CREDITS   MENTS(B)       RATE
------------        ----------    ------    -------    --------    --------     -------     -----------   ---------     --------
INTERMEDIATE BOND FUND
CLASS AAA
2006                    --        $10.81      2.7%     $ 9,917       3.65%       1.06%         1.00%        1.53%         35%
2005                $(0.00)(c)     10.93      1.7       10,272       3.10        1.04          1.00         1.79          33
2004                  0.00(c)      11.18      2.0        9,553       2.97        1.02          1.00         1.76          32
2003                    --         11.31      2.8       12,174       2.70        1.06          1.00         1.57          73
2002                    --         11.30      8.9       15,157       4.06        1.05          1.00         1.69          46
CLASS A
2006                    --        $10.81      2.6%     $    92       3.59%       1.16%         1.10%        1.63%         35%
2005                $(0.00)(c)     10.93      1.6           58       3.00        1.14          1.10         1.88          33
2004                  0.00(c)      11.18      1.8           75       2.88        1.12          1.10         1.86          32
2003                    --         11.31      2.8          138       2.60        1.16          1.10         1.67          73
2002                    --         11.30      8.8           56       3.96        1.15          1.10         1.79          46
CLASS B
2006                    --        $10.81      2.0%     $   282       2.87%       1.81%         1.75%        2.28%         35%
2005                $(0.00)(c)     10.93      0.9          381       2.34        1.79          1.75         2.53          33
2004                  0.00(c)      11.18      1.3          456       2.23        1.77          1.75         2.51          32
2003                    --         11.30      2.1          502       1.95        1.81          1.75         2.32          73
2002                    --         11.29      8.0          229       3.31        1.80          1.75         2.44          46
CLASS C
2006                    --        $10.31     (0.3)%    $   0.1       3.08%       1.81%         1.75%        2.28%         35%
2005                $(0.00)(c)     10.82      1.4          0.1       2.50        1.79          1.75         2.90          33
2004                  0.00(c)      11.17      1.5            0       2.21        1.77          1.75         2.51          32
2003                    --         11.30      2.1           46       1.95        1.81          1.75         2.32          73
2002 (d)                --         11.29      7.6           50       3.31(e)     1.80(e)       1.75(e)      2.44(e)       46

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Amount represents less than $0.005 per share.
(d) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.
(e)  Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                   OPERATING PERFORMANCE
                            -------------------------------------


                                             NET
                                        REALIZED AND                               NET
                NET ASSET       NET      UNREALIZED       TOTAL                   ASSET
                  VALUE,    INVESTMENT       GAIN         FROM                    VALUE,
PERIOD ENDED    BEGINNING     INCOME      (LOSS) ON    INVESTMENT   REDEMPTION   END OF
SEPTEMBER 30    OF PERIOD   (LOSS)(A)    INVESTMENTS   OPERATIONS     FEES(A)    PERIOD
------------    ---------   ---------    -----------   ----------    ---------   ------
SMALLCAP EQUITY FUND
CLASS AAA
2006              $11.29     $ 0.14        $ 1.08        $ 1.22          --      $12.51
2005                9.08      (0.01)         2.22          2.21      $(0.00)(c)   11.29
2004                8.18      (0.10)         1.00          0.90        0.00(c)     9.08
2003                7.49      (0.08)         0.77          0.69          --        8.18
2002                8.86      (0.09)        (1.28)        (1.37)         --        7.49
CLASS A
2006              $11.25     $ 0.13        $ 1.07        $ 1.20          --      $12.45
2005                9.07      (0.04)         2.22          2.18      $(0.00)(c)   11.25
2004                8.18      (0.12)         1.01          0.89        0.00(c)     9.07
2003                7.51      (0.10)         0.77          0.67          --        8.18
2002(e)             9.91      (0.09)        (2.31)        (2.40)         --        7.51
CLASS B
2006              $10.93     $ 0.05        $ 1.05        $ 1.10          --      $12.03
2005                8.86      (0.08)         2.15          2.07      $(0.00)(c)   10.93
2004                8.03      (0.17)         1.00          0.83        0.00(c)     8.86
2003                7.41      (0.13)         0.75          0.62          --        8.03
2002                8.83      (0.16)        (1.26)        (1.42)         --        7.41
CLASS C
2006              $10.87     $ 0.09        $ 1.01        $ 1.10          --      $11.97
2005                8.99      (0.13)         2.01          1.88      $(0.00)(c)   10.87
2004                8.15      (0.17)         1.01          0.84        0.00(c)     8.99
2003                7.47      (0.10)         0.78          0.68          --        8.15
2002(e)             9.91      (0.11)        (2.33)        (2.44)         --        7.47

                                     RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                            ------------------------------------------------------------------------
                                                                 OPERATING
                                                                  EXPENSES
                                                   OPERATING      NET OF     OPERATING
                               NET                  EXPENSES      WAIVERS/    EXPENSES
                             ASSETS,     NET         NET OF     REIMBURSE-    BEFORE
                             END OF   INVESTMENT    WAIVERS/       MENTS/     WAIVERS/    PORTFOLIO
PERIOD ENDED       TOTAL     PERIOD     INCOME     REIMBURSE-    CUSTODIAN   REIMBURSE-    TURNOVER
SEPTEMBER 30      RETURN+  (IN 000'S)   (LOSS)       MENTS      FEE CREDITS   MENTS(B)       RATE
------------      -------   --------    ------       ------     -----------   ---------    ---------
SMALLCAP EQUITY FUND
CLASS AAA
2006               10.8%     $ 8,717     1.16%       1.71%         1.50%        2.02%         81%
2005               24.3        8,702    (0.10)       1.56          1.50         2.37         108
2004               11.0(d)    12,106    (1.11)       1.51          1.50         2.12         260
2003                9.2       15,721    (1.03)       1.53          1.50         1.99         329
2002              (15.5)      16,212    (0.98)       1.56          1.50         1.76         202
CLASS A
2006               10.7%     $   403     1.04%       1.96%         1.75%        2.27%         81%
2005               24.0          131    (0.35)       1.81          1.75         2.69         108
2004               10.9(d)       140    (1.31)       1.76          1.75         2.37         260
2003                8.9          112    (1.28)       1.78          1.75         2.24         329
2002(e)           (24.2)          71    (1.23)(f)    1.80(f)       1.75(f)      2.01(f)      202
CLASS B
2006               10.1%     $     6     0.44%       2.46%         2.25%        2.77%         81%
2005               23.4           10    (0.81)       2.31          2.25         3.17         108
2004               10.3(d)        20    (1.93)       2.26          2.25         2.87         260
2003                8.4           65    (1.78)       2.28          2.25         2.74         329
2002              (16.1)          31    (1.73)       2.30          2.25         2.51         202
CLASS C
2006               10.1%     $   238     0.74%       2.46%         2.25%        2.77%         81%
2005               20.9          0.1    (1.40)       2.31          2.25         2.73         108
2004               10.3(d)        10    (1.98)       2.26          2.25         2.87         260
2003                9.1          111    (1.78)       2.28          2.25         2.74         329
2002(e)           (24.6)         0.1    (1.73)(f)    2.30(f)       2.25(f)      2.51(f)      202

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Amount represents less than $0.005 per share.
(d) Total return excluding the effect of the reimbursement from the Fund's Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0%, and 9.9% for Class AAA, Class A, Class B, and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3%, and 0.4% for Class AAA, Class A, Class B, and Class C, respectively.
(e) From November 26, 2001 through September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.
(f)  Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                          OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                               ----------------------------------------   ------------------------------------


                                                NET
                                             REALIZED
                  NET ASSET                     AND             TOTAL                    NET
                    VALUE,         NET     UNREALIZED GAIN      FROM        NET       REALIZED
PERIOD ENDED      BEGINNING    INVESTMENT    (LOSS) ON       INVESTMENT  INVESTMENT    GAIN ON      TOTAL
SEPTEMBER 30      OF PERIOD     INCOME(A)   INVESTMENTS      OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS
------------      ---------    ----------   -----------      ----------   --------  -----------  -------------
INCOME FUND
CLASS AAA
2006               $16.53         $0.55        $(0.31)          $0.24      $(0.40)    $(4.33)       $(4.73)
2005                14.12          0.28          3.12            3.40       (0.27)     (0.73)        (1.00)
2004                11.87          0.33          2.30            2.63       (0.33)     (0.05)        (0.38)
2003                10.03          0.38          1.85            2.23       (0.39)       --          (0.39)
2002                 9.76          0.43          0.31            0.74       (0.47)       --          (0.47)
CLASS A
2006               $16.76         $0.54        $(0.32)          $0.22      $(0.31)    $(4.33)       $(4.64)
2005                14.33          0.29          3.13            3.42       (0.26)     (0.73)        (0.99)
2004                12.00          0.51          2.12            2.63       (0.26)     (0.04)        (0.30)
2003                10.04          0.38          1.85            2.23       (0.27)       --          (0.27)
2002                 9.76          0.41          0.30            0.71       (0.43)       --          (0.43)
CLASS B
2006               $16.86         $0.48        $(0.31)          $0.17      $(0.14)    $(4.33)       $(4.47)
2005                14.33          0.18          3.16            3.34       (0.08)     (0.73)        (0.81)
2004                12.04          0.25          2.35            2.60       (0.27)     (0.04)        (0.31)
2003                10.07          0.27          1.91            2.18       (0.21)       --          (0.21)
2002(d)              9.90          0.36          0.22            0.58       (0.41)       --          (0.41)
CLASS C
2006               $17.26         $0.50        $(0.32)          $0.18      $(0.13)    $(4.33)       $(4.46)
2005                14.66          0.25          3.17            3.42       (0.09)     (0.73)        (0.82)
2004                12.32          0.24          2.41            2.65       (0.27)     (0.04)        (0.31)
2003                10.26          0.32          1.99            2.31       (0.25)       --          (0.25)
2002(d)              9.90          0.09          0.49            0.58       (0.22)       --          (0.22)

                                                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                     -------------------------------------------------------------------------
                                                                                           OPERATING
                                                                                            EXPENSES
                                                                             OPERATING       NET OF    OPERATING
                                 NET                   NET                   EXPENSES       WAIVERS/    EXPENSES
                                ASSET                 ASSETS,                  NET OF      REIMBURSE-    BEFORE
                                VALUE,                END OF       NET        WAIVERS/       MENTS/     WAIVERS/    PORTFOLIO
PERIOD ENDED      REDEMPTION    END OF     TOTAL      PERIOD    INVESTMENT   REIMBURSE-    CUSTODIAN   REIMBURSE-    TURNOVER
SEPTEMBER 30        FEES(A)     PERIOD    RETURN+   (IN 000'S)    INCOME       MENTS      FEE CREDITS   MENTS(B)       RATE
------------      ----------    ------    -------    --------    --------     -------     -----------   ---------     --------
INCOME FUND
CLASS AAA
2006                  --        $12.04      3.4%      $12,054      4.36%       1.65%         1.50%       2.02%          141%
2005               $0.01         16.53     24.9        16,182      1.83        1.62          1.50        2.40            58
2004                0.00(c)      14.12     22.5        16,472      2.51        1.54          1.50        1.85            28
2003                  --         11.87     22.8        13,923      3.70        1.56          1.50        2.05            33
2002                  --         10.03      7.5         9,122      4.42        1.59          1.50        2.61            47
CLASS A
2006                  --        $12.34      3.2%      $    97      4.21%       1.90%         1.75%       2.27%          141%
2005               $0.00(c)      16.76     24.6            93      1.87        1.87          1.75        3.03            58
2004                0.00(c)      14.33     22.2             5      3.96        1.79          1.75        2.10            28
2003                  --         12.00     22.6            10      3.45        1.81          1.75        2.30            33
2002                  --         10.04      7.2             3      4.17        1.84          1.75        2.86            47
CLASS B
2006                  --        $12.56      2.7%      $     2      3.72%       2.40%         2.25%       2.77%          141%
2005               $0.00(c)      16.86     23.9             2      1.14        2.37          2.25        3.18            58
2004                0.00(c)      14.33     21.8             2      1.86        2.29          2.25        2.60            28
2003                  --         12.04     22.0             2      2.95        2.31          2.25        2.80            33
2002(d)               --         10.07      5.8            10      3.67(e)     2.34(e)       2.25(e)     3.36(e)         47
CLASS C
2006                  --        $12.98      2.8%      $    16      3.71%       2.40%         2.25%       2.77%          141%
2005               $0.00(c)      17.26     23.9            16      1.56        2.37          2.25        3.41            58
2004                0.00(c)      14.66     21.7             5      1.79        2.29          2.25        2.60            28
2003                  --         12.32     22.8             4      2.95        2.31          2.25        2.80            33
2002(d)               --         10.26      5.8           0.1      3.67(e)     2.34(e)       2.25(e)     3.36(e)         47

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Amount represents less than $0.005 per share.
(d) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.
(e)  Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                          OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                               ----------------------------------------   ------------------------------------


                                                NET
                                             REALIZED
                  NET ASSET        NET          AND            TOTAL                   NET
                    VALUE,     INVESTMENT   UNREALIZED         FROM         NET      REALIZED
PERIOD ENDED      BEGINNING      INCOME       GAIN ON       INVESTMENT  INVESTMENT   GAIN ON        TOTAL
SEPTEMBER 30      OF PERIOD     (LOSS)(A)   INVESTMENTS     OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS
------------      ---------    ----------   -----------     ----------   --------  -----------  -------------
MIGHTY MITES(SM) FUND
CLASS AAA
2006               $16.73        $(0.04)       $1.34           $1.30          --     $(2.02)       $(2.02)
2005                15.07         (0.02)        2.97            2.95          --      (1.29)        (1.29)
2004                13.42         (0.03)        1.84            1.81          --      (0.16)        (0.16)
2003                11.29         (0.03)        2.25            2.22      $(0.04)     (0.05)        (0.09)
2002                10.99          0.03         0.37            0.40       (0.10)        --         (0.10)
CLASS A
2006               $16.70        $(0.10)       $1.36           $1.26          --     $(2.02)       $(2.02)
2005                15.08         (0.06)        2.97            2.91          --      (1.29)        (1.29)
2004                13.46         (0.06)        1.84            1.78          --      (0.16)        (0.16)
2003                11.36         (0.05)        2.26            2.21      $(0.06)     (0.05)        (0.11)
2002(e)             10.97         (0.01)        0.40            0.39          --         --            --
CLASS B
2006               $16.31        $(0.15)       $1.29           $1.14          --     $(2.02)       $(2.02)
2005                14.82         (0.14)        2.92            2.78          --      (1.29)        (1.29)
2004                13.30         (0.14)        1.82            1.68          --      (0.16)        (0.16)
2003                11.24         (0.11)        2.22            2.11          --      (0.05)        (0.05)
2002                10.96         (0.02)        0.34            0.32      $(0.04)        --         (0.04)
CLASS C
2006               $16.24        $(0.15)       $1.28           $1.13          --     $(2.02)       $(2.02)
2005                14.77         (0.14)        2.90            2.76          --      (1.29)        (1.29)
2004                13.25          0.02         1.66            1.68          --      (0.16)        (0.16)
2003                11.19         (0.12)        2.23            2.11          --      (0.05)        (0.05)
2002                10.98         (0.06)        0.37            0.31      $(0.10)        --         (0.10)

                                                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                        -------------------------------------------------------------------------
                                                                                              OPERATING
                                                                                               EXPENSES
                                                                               OPERATING       NET OF     OPERATING
                                   NET                   NET                   EXPENSES       WAIVERS/    EXPENSES
                                  ASSET                 ASSETS,      NET         NET OF      REIMBURSE-    BEFORE
                                  VALUE,                END OF    INVESTMENT    WAIVERS/       MENTS/     WAIVERS/    PORTFOLIO
PERIOD ENDED        REDEMPTION    END OF     TOTAL      PERIOD      INCOME     REIMBURSE-    CUSTODIAN   REIMBURSE-    TURNOVER
SEPTEMBER 30          FEES(A)     PERIOD    RETURN+   (IN 000'S)    (LOSS)       MENTS      FEE CREDITS   MENTS(B)       RATE
------------        ----------    ------    -------    --------    --------     -------     -----------   ---------     --------
MIGHTY MITES(SM) FUND
CLASS AAA
2006                    --        $16.01      9.0%      $36,843     (0.28)%       1.61%        1.61%       1.61%(c)        4%
2005                 $0.00(d)      16.73     20.4        46,497     (0.13)        1.50         1.50        1.74            9
2004                  0.00(d)      15.07     13.6        50,805     (0.20)        1.50         1.50        1.66           36
2003                    --         13.42     19.8        51,138     (0.21)        1.50         1.50        1.66           14
2002                    --         11.29      3.6        31,103      0.27         1.50         1.50        1.78           18
CLASS A
2006                    --        $15.94      8.7%      $     3     (0.63)%       1.86%        1.86%       1.86%(c)        4%
2005                 $0.00(d)      16.70     20.1            41     (0.41)        1.75         1.75        2.00            9
2004                  0.00(d)      15.08     13.3            39     (0.42)        1.75         1.75        1.91           36
2003                    --         13.46     19.7            33     (0.46)        1.75         1.75        1.91           14
2002(e)                 --         11.36      3.6             1      0.02         1.75         1.75        2.03           18
CLASS B
2006                    --        $15.43      8.1%      $   452     (1.00)%       2.36%        2.36%       2.36%(c)        4%
2005                 $0.00(d)      16.31     19.6           433     (0.89)        2.25         2.25        2.49            9
2004                  0.00(d)      14.82     12.7           400     (0.95)        2.25         2.25        2.41           36
2003                    --         13.30     18.9           517     (0.96)        2.25         2.25        2.41           14
2002                    --         11.24      2.9             4     (0.48)        2.25         2.25        2.53           18
CLASS C
2006                    --        $15.35      8.1%      $   311     (1.01)%       2.36%        2.36%       2.36%(c)        4%
2005                 $0.00(d)      16.24     19.5           327     (0.91)        2.25         2.25        2.49            9
2004                  0.00(d)      14.77     12.7           308     (0.89)        2.25         2.25        2.41           36
2003                    --         13.25     19.0            99     (0.96)        2.25         2.25        2.41           14
2002                    --         11.19      2.8            59     (0.48)        2.25         2.25        2.53           18

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a)  Per share data is calculated using the average shares outstanding method.
(b) Prior to the period beginning October 1, 2005, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) The fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), and 2.32% (Class B and Class C).
(d)  Amount represents less than $0.005 per share.
(e) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding.

                 See accompanying notes to financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Westwood Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Westwood Equity Fund, Westwood Balanced Fund, Westwood Intermediate Bond Fund, Westwood SmallCap Equity Fund, Westwood Income Fund, and Westwood Mighty Mites(SM) Fund (constituting The Westwood Funds, hereafter referred to as the "Funds") at September 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NY
NOVEMBER 22, 2006

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

 U.S. GOVERNMENT INCOME:
 The percentage of the ordinary income dividend paid by the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Income Fund, and Mighty Mites(SM) Fund (collectively, the "Funds") during fiscal year 2006 which was derived from U.S. Treasury securities was 1.81%, 15.70%, 23.05%, 0.00%, 8.25%, and 0.00%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

 WESTWOOD EQUITY FUND; WESTWOOD INCOME FUND
 79.27% and 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations and 59.33% and 62.47% of the ordinary income distribution was qualified dividend income for the Equity Fund and Income Fund, respectively. On December 20, 2005, the Income Fund paid to shareholders a long-term capital gain distribution totaling $4.0740 per share.

 WESTWOOD BALANCED FUND
 28.62% of the ordinary income dividend qualifies for the dividends received deduction available to corporations and 28.17% of the ordinary income distribution was qualified dividend income. On December 20, 2005, the Balanced Fund paid to shareholders a long-term capital gain distribution totaling $0.8094 per share.

 WESTWOOD INTERMEDIATE BOND FUND
 None of the ordinary income dividend qualifies for the dividends received deduction available to corporations and none of the ordinary income distribution was qualified dividend income. On December 20, 2005, the Intermediate Bond Fund paid to shareholders a long-term capital gain distribution totaling $0.0062 per share.

 MIGHTY MITES(SM) FUND
 None of the ordinary income dividend qualifies for the dividends received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income. On December 20, 2005, the Mighty Mites(SM) Fund paid to shareholders a long-term capital gain distribution totaling $2.0100 per share.

 QUALIFIED DIVIDEND INCOME
 An estimate of qualified dividend income of $3,685,067, $1,896,966, $195,139, $453,078, and $568,523 was received by the Equity Fund, Balanced Fund, Small Cap Equity Fund, Income Fund, and Mighty Mites(SM) Fund, respectively, through September 30, 2006 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

                               THE WESTWOOD FUNDS


BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In determining whether to approve the continuance of each of the Agreements, the Board considered the following information:

1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND THE SUB-ADVISER.
The Board reviewed in detail the nature and extent of the services provided by the Adviser and the Sub-Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds' Rule 38a-1 compliance program.

The Board also considered that the Adviser and Sub-Adviser paid for all compensation of officers and Board Members of the Funds that were affiliated with the Adviser or Sub-Adviser and that the Adviser further provided a substantial level of services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Board evaluated these factors based on its direct experience with the Adviser and Sub-Adviser and in consultation with Trust Counsel. The Board noted that the Adviser had engaged, at its expense, PFPC, Inc. to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PFPC, Inc., and by the Sub-Adviser, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser and Sub-Adviser, that (i) the Adviser and Sub-Adviser were able to retain quality personnel, (ii) the Adviser, Sub-Adviser, and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser and Sub-Adviser were responsive to requests of the Board, (iv) the scope and depth of the Adviser's and Sub-Adviser's resources were adequate, and (v) the Adviser and Sub-Adviser had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser's reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2) THE PERFORMANCE OF THE FUNDS, THE ADVISER, AND THE SUB-ADVISER.
The Board reviewed the investment performance of each Fund, on an absolute basis, as compared to its Lipper peer group of other SEC registered funds, and against each Fund's broad based securities market benchmarks as reflected in each Fund's prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Lipper over the short, intermediate, and long term. The Board considered each Fund's one, three, five, and, where available, ten year average annual total returns for the periods ended June 30, 2006, but placed greater emphasis on a Fund's longer term performance. The peer groups considered by the Board were developed by Lipper and were comprised of funds of comparable size within the same Lipper peer group category (the "Peer Group"), regardless of asset size or primary channel of distribution. Each Fund's performance against the performance Peer Group (the "Performance Peer Group") was considered by the Board as providing an objective comparative benchmark against which each Fund's performance could be assessed. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds' shareholders the total return performance that was available in the marketplace, given each Fund's investment objectives, strategies, limitations, and restrictions. In reviewing the Funds' performance, the Board noted that each Fund's performance was generally acceptable, noting that on occasion Funds have underperformed and on other occasions Funds have outperformed certain of these Performance Peer Groups. In connection with its assessment of the performance of the Adviser and the Sub-Adviser, the Board considered the Adviser's and Sub-Adviser's financial condition and whether they had the resources necessary to continue to carry out their functions under the Agreements. The Board concluded that the Adviser and Sub-Adviser had the financial resources necessary to continue to perform their obligations under the Agreements and to continue to provide the high quality services that it has provided to the Funds to date.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In connection with the Board's consideration of the Agreements, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Lipper expense peer groups ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser and Sub-Adviser were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that three of the Funds operated pursuant to a Waiver and Expense Reimbursement Agreement with the Adviser wherein the Adviser had agreed to waive a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund's total operating expenses to the level set forth in the respective Fund's prospectus. The Board considered that despite the fact that the Westwood Equity Fund, Westwood Balanced Fund, and Westwood SmallCap Equity Fund's advisory fees and operating expenses were above the range of fees charged by their respective Peer Group, the expenses were reasonable in light of the fact that these Funds each outperformed most of the funds in their respective Peer Group over various time periods. The Board noted that despite the Waiver and Expense Reimbursement Agreement, the expenses of the Westwood Income Fund were above the range of fees charged by its Peer Group. The Board also noted that the Westwood Income Fund underperformed most of the funds in its Peer Group. The Board considered the fact that the Westwood Income Fund's investment objective was changed recently, and as a result, performance information was only available for less than one year, which may be less meaningful than performance information for a fund with a longer history. The Board concluded that they would continue to monitor the situation.

The Board Members also reviewed the fees charged by the Adviser and Sub-Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser or Sub-Adviser were higher and in other cases lower, than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser and Sub-Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2005. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analysis, the Board received an analysis based on each Fund's average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.
With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) OTHER FACTORS.
In addition to the above factors, the Board also discussed other benefits received by the Adviser and Sub-Adviser from their management of the Funds, including the use of soft-dollars by the Sub-Adviser. The Board considered that the Adviser did not use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund's advisory fee and, except with respect to the Mighty Mites(SM) Fund, sub-advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund's Advisory Agreement and, except with respect to the Mighty Mites(SM) Fund, Sub-advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE WESTWOOD FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about The Westwood Funds' Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Westwood Funds at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
-----------------     ------------- ----------------      ----------------------              -------------------
NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 1994         33       Partner in the law firm of                        --
Trustee                                            Anthony J. Colavita, P.C.
Age: 70

JAMES P. CONN          Since 1994                  Former Managing Director and Chief         Director of LaQuinta
Trustee                                            Investment Officer of Financial Security   Corp. (hotels) and
Age: 68                                            Assurance Holdings Ltd. (1992-1998)        First Republic Bank

WERNER J. ROEDER, M.D. Since 1994         23       Medical Director of Lawrence Hospital             --
Trustee                                            and practicing private physician
Age: 66

SALVATORE J. ZIZZA     Since 2004         24       Chairman, Hallmark Electrical              Director of Hollis-Eden
Trustee                                            Supplies Corp.                             Pharmaceuticals (biotechnology);
Age: 60                                                                                       Director of Earl Scheib,
                                                                                              Inc. (automotive services)

OFFICERS:
--------
BRUCE N. ALPERT        Since 1994         --       Director and President of Gabelli Advisers,       --
President                                          Inc. since 1998, Executive Vice President
Age: 54                                            and Chief Operating Officer of Gabelli
                                                   Funds, LLC since 1988 and an officer of
                                                   all of the registered investment
                                                   companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006          --      Officer of all of the registered investment       --
Treasurer                                          companies in the Gabelli Funds complex;
Age: 48                                            Senior Vice President  of U.S. Trust
                                                   Company, N.A. and Treasurer and Chief
                                                   Financial Officer of Excelsior Funds
                                                   from 2004 through 2005; Chief Financial
                                                   Officer of AMIC Distribution Partners
                                                   from 2002 through 2004; Controller of
                                                   Reserve Management Corporation and
                                                   Reserve Partners, Inc. and Treasurer of
                                                   Reserve Funds from 2000 through 2002

JAMES E. MCKEE         Since 1995          --      Vice President, General Counsel and               --
Secretary                                          Secretary of GAMCO Investors, Inc.
Age: 43                                            since 1999 and GAMCO Asset Management Inc.
                                                   since 1993; Secretary of all of the
                                                   registered investment companies in the
                                                   Gabelli Funds complex

PETER D. GOLDSTEIN     Since 2004          --      Director of Regulatory Affairs for GAMCO          --
Chief Compliance Officer                           Investors, Inc. since 2004; Chief Compliance
Age: 53                                            Officer of all of the registered investment
                                                   companies in the Gabelli Funds complex;
                                                   Vice President of Goldman Sachs Asset
                                                   Management (2000-2004)

---------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Amended By-Laws and Amended and Restated Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                               THE WESTWOOD FUNDS
                               ==================

                              One Corporate Center
                            Rye, New York 10580-1422

                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                               fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees


ANTHONY J. COLAVITA                           WERNER J. ROEDER, MD
ATTORNEY-AT-LAW                               MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                     LAWRENCE HOSPITAL

JAMES P. CONN                                 SALVATORE J. ZIZZA
FORMER CHIEF INVESTMENT OFFICER               CHAIRMAN
FINANCIAL SECURITY ASSURANCE                  HALLMARK ELECTRICAL SUPPLIES CORP.
HOLDINGS LTD.


                                    Officers


BRUCE N. ALPERT                               JAMES E. McKEE
PRESIDENT                                     SECRETARY

PETER D. GOLDSTEIN                            AGNES MULLADY
CHIEF COMPLIANCE OFFICER                      TREASURER





                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                            Westwood Management Corp.

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ306AR

                                       THE
                                    WESTWOOD
                                      FUNDS




                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   INCOME FUND
                              MIGHTY MITES(SM) FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $141,150 for 2006 and $141,982 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $21,900 for 2006 and $20,400 for 2005. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/27/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     11/27/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     11/27/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.